UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

James E. Thomas, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2023

Date of reporting period:	January 1 , 2023 – December 31, 2023

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

FRANKLIN TEMPLETON

Putnam Variable Trust

Putnam VT Income Fund

Annual report
12 | 31 | 23

Message from the Trustees

February 12, 2024

Dear Shareholder:

With the new year comes new beginnings. We are pleased to report that on January 1, 2024, Franklin Resources, Inc., a leading global asset management firm operating as Franklin Templeton, acquired Putnam Investments.

With complementary capabilities and an established infrastructure serving over 150 countries, Franklin Templeton enhances Putnam’s investment, risk management, operations, and technology platforms. Together, our firms are committed to delivering strong fund performance and more choices for our investors.

As we enter this new chapter, you can rest assured that your fund continues to be actively managed by the same experienced professionals. Your investment team is exploring new and attractive opportunities for your fund, while monitoring changing market conditions. The following pages provide an update on your fund.

Thank you for investing with Putnam.

Performance summary (as of 12/31/23)

Investment objective

High current income consistent with what Putnam Investment Management, LLC, believes to be prudent risk

Net asset value December 31, 2023

Class IA: $8.40	Class IB: $8.29

Annualized total return at net asset value (as of 12/31/23)

			Bloomberg
	Class IA shares	Class IB shares	U.S. Aggregate
	(2/1/88)	(4/30/98)	Bond Index
1 year	4.96%	4.69%	5.53%
5 years	0.64	0.37	1.10
10 years	1.70	1.43	1.81
Life of fund	5.40	5.18	5.33

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed income securities.

All Bloomberg indices are provided by Bloomberg Index Services Limited.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom, and to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Performance of class IB shares before their inception is derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Allocations may not total 100% because the table includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

Credit qualities are shown as a percentage of the fund’s net assets. A bond rated BBB or higher is considered investment grade. This table reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. Ratings and portfolio credit quality will vary over time. Cash and net other assets, if any, represent the market value weights of cash, derivatives, and short-term securities in the portfolio. The fund itself has not been rated by an independent rating agency. Due to rounding, percentages may not equal 100%.

Putnam VT Income Fund	1

Report from your fund’s managers

How was the investment environment for the 12-month reporting period ended December 31, 2023?

Bond markets faced several headwinds during the period but ended 2023 on strong footing. Stubborn inflation, rising interest rates, banking turmoil, and a U.S. debt ceiling crisis weighed on investor sentiment. However, in the final months of the year, the Federal Reserve paused their interest-rate-hiking cycle and began indicating interest-rate cuts would be coming in 2024. With inflationary pressures easing in the fourth quarter of 2023, market sentiment improved significantly, and fixed income rallied.

How did Putnam VT Income Fund perform in this environment?

For the 12-month reporting period, the fund’s class IA shares returned 4.96%, underperforming the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 5.53%.

What strategies detracted from relative performance for the reporting period?

Interest-rate and yield curve positioning were the primary detractors from returns in 2023. In January 2023, U.S. Treasury rates rallied significantly across most of the curve, with the benchmark 10-year U.S. Treasury declining 37 basis points [bps] by month-end. As rates rallied, interest-rate volatility fell, which weighed on our term structure positioning. Interest-rate volatility subsequently rose when U.S. Treasury rates sold off. However, this was not enough to offset earlier losses.

The fund’s exposure to commercial mortgage-backed securities [CMBS] also weighed on returns. Negative headlines surrounding office properties, along with regional U.S. banking stress, contributed to a broad decline in the CMBS market during the first quarter of 2023. The CMBS market stabilized thereafter but remained challenged by an uncertain economic outlook and weakening liquidity.

What strategies helped relative performance for the reporting period?

Corporate credit holdings, led by positioning in investment-grade corporate credit and high-grade collateralized loan obligations [CLOs], were the primary contributors to relative returns. Investment-grade [IG] corporate credit spreads, represented by the Bloomberg U.S. Corporate Index, ended the period 31 bps tighter. Meanwhile, loan prices recovered in 2023 and CLO spreads tightened, which provided a tailwind for our holdings rated AAA and AA.

Prepayment risk strategies, led by our agency interest-only [IO] securities, were also notable contributors to relative performance. Prepayment speeds fell over the period, benefiting our agency IO securities. Our tactical mortgage basis positioning did weigh modestly on relative returns. Mortgage basis is a strategy that seeks to exploit the yield deferential between current-coupon, 30-year agency pass-throughs and 30-year U.S. Treasuries.

Residential mortgage credit investments, led by residential mortgage-backed securities, added to fund returns. Despite higher mortgage rates, the U.S. housing market proved to be resilient amid constrained supply.

How did you use derivatives during the period?

We used interest-rate swaps to help hedge term structure risk and for yield curve positioning. In addition, options were used to hedge duration and convexity, to isolate prepayment risk, and to manage downside risks.

What is your outlook for 2024?

We are maintaining a lower overall risk profile and continue to focus on relative value opportunities across corporate and mortgage credit and prepayment risk. Credit spreads are tight across most sectors after the late 2023 rally, but the Fed’s willingness to ease will likely support risk assets in 2024, in our view. We expect corporate and mortgage credit fundamentals to remain resilient with a more market-friendly Fed, while prepayment markets offer attractive diversification, in our view.

The foregoing information reflects our views, which are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Your fund’s managers also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

2	Putnam VT Income Fund

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The two left-hand columns of the Expenses per $1,000 table show the expenses you would have paid on a $1,000 investment in your fund from 7/1/23 to 12/31/23. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the Expenses per $1,000 table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expense ratios

	Class IA	Class IB
Total annual operating expenses for the fiscal
year ended 12/31/22*	0.61%	0.86%
Annualized expense ratio for the six-month
period ended 12/31/23†	0.63%	0.88%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

*Restated to reflect current fees.

†Expense ratios for each class are for the fund’s most recent fiscal half year. As a result of this, ratios may differ from expense ratios based on one-year data in the financial highlights.

Expenses per $1,000

Expenses and value for a
	Expenses and value for a		$1,000 investment, assuming
	$1,000 investment, assuming		a hypothetical 5% annualized
	actual returns for the		return for the 6 months
	6 months ended 12/31/23		ended 12/31/23
	Class IA	Class IB	Class IA	Class IB
Expenses paid
per $1,000*†	$3.24	$4.52	$3.21	$4.48
Ending value
(after
expenses)	$1,038.30	$1,036.30	$1,022.03	$1,020.77

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 12/31/23. The expense ratio may differ for each share class.

†Expenses based on actual returns are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (184); and then dividing that result by the number of days in the year (365). Expenses based on a hypothetical 5% return are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period (184); and then dividing that result by the number of days in the year (365).

Putnam VT Income Fund	3

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Putnam Variable Trust and Shareholders of
Putnam VT Income Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund’s portfolio, of Putnam VT Income Fund (one of the funds constituting Putnam Variable Trust, referred to hereafter as the “Fund”) as of December 31, 2023, the related statement of operations for the year ended December 31, 2023, the statement of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 12, 2024

We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957. We have not been able to determine the specific year we began serving as auditor.

4	Putnam VT Income Fund

The fund’s portfolio 12/31/23

	Principal
CORPORATE BONDS AND NOTES (34.1%)*	amount	Value

Basic materials (1.3%)
Celanese US Holdings, LLC company guaranty
sr. unsec. bonds 6.379%, 7/15/32 (Germany)	$90,000	$95,138
Celanese US Holdings, LLC company guaranty
sr. unsec. notes 6.55%, 11/15/30 (Germany)	5,000	5,286
Celanese US Holdings, LLC company guaranty
sr. unsec. notes 6.33%, 7/15/29 (Germany)	14,000	14,676
Celanese US Holdings, LLC company guaranty
sr. unsec. notes 6.165%, 7/15/27 (Germany)	73,000	74,851
Celanese US Holdings, LLC company guaranty
sr. unsec. notes 3.50%, 5/8/24 (Germany)	12,000	11,888
Celanese US Holdings, LLC company guaranty
sr. unsec. notes 1.40%, 8/5/26 (Germany)	65,000	59,232
CF Industries, Inc. company guaranty sr. unsec.
bonds 4.95%, 6/1/43	227,000	207,482
FMC Corp. sr. unsec. unsub. notes 5.65%, 5/18/33	135,000	134,498
Freeport-McMoRan, Inc. company guaranty sr.
unsec. notes 5.25%, 9/1/29 (Indonesia)	120,000	121,276
Glencore Funding, LLC 144A company guaranty
sr. unsec. notes 6.375%, 10/6/30	70,000	75,152
Glencore Funding, LLC 144A company guaranty
sr. unsec. notes 4.125%, 3/12/24	50,000	49,817
Glencore Funding, LLC 144A company guaranty
sr. unsec. notes 4.00%, 3/27/27	124,000	120,413
Huntsman International, LLC sr. unsec. notes
4.50%, 5/1/29	150,000	144,494
International Flavors & Fragrances, Inc. sr. unsec.
notes 4.45%, 9/26/28	75,000	73,153
International Flavors & Fragrances, Inc.
144A company guaranty sr. unsec. bonds
3.468%, 12/1/50	20,000	13,650
International Flavors & Fragrances, Inc. 144A sr.
unsec. notes 2.30%, 11/1/30	35,000	28,941
Nutrien, Ltd. sr. unsec. bonds 5.25%,
1/15/45 (Canada)	44,000	42,737
Nutrien, Ltd. sr. unsec. notes 2.95%,
5/13/30 (Canada)	25,000	22,577
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%,
4/1/29 (Canada)	95,000	93,039
Sherwin-Williams Co. (The) sr. unsec. unsub.
bonds 3.45%, 6/1/27	135,000	130,309
Sherwin-Williams Co. (The) sr. unsec. unsub.
bonds 3.30%, 5/15/50	50,000	36,674
Westlake Corp. sr. unsec. unsub. notes
3.60%, 8/15/26	198,000	191,251
WestRock MWV, LLC company guaranty sr.
unsec. unsub. notes 8.20%, 1/15/30	105,000	120,934
WestRock MWV, LLC company guaranty sr.
unsec. unsub. notes 7.95%, 2/15/31	39,000	45,446
Weyerhaeuser Co. sr. unsec. unsub. notes
7.375%, 3/15/32 R	32,000	37,135
		1,950,049
Capital goods (1.6%)
Berry Global Escrow Corp. 144A sr. notes
4.875%, 7/15/26	6,000	5,896
Berry Global, Inc. 144A company guaranty sr.
notes 1.65%, 1/15/27	168,000	151,255
Berry Global, Inc. 144A company guaranty sr.
notes 1.57%, 1/15/26	104,000	96,616
Boeing Co. (The) sr. unsec. notes 2.196%, 2/4/26	357,000	337,325

	Principal
CORPORATE BONDS AND NOTES (34.1%)* cont.	amount	Value

Capital goods cont.
Boeing Co. (The) sr. unsec. unsub. bonds
3.375%, 6/15/46	$205,000	$150,610
Boeing Co. (The) sr. unsec. unsub. notes
6.125%, 2/15/33	55,000	59,302
Howmet Aerospace, Inc. sr. unsec. unsub. notes
3.00%, 1/15/29	142,000	129,753
Johnson Controls International PLC sr. unsec.
notes 3.90%, 2/14/26	138,000	134,816
L3Harris Technologies, Inc. sr. unsec. notes
3.85%, 12/15/26	132,000	129,377
L3Harris Technologies, Inc. sr. unsec. sub. notes
4.40%, 6/15/28	73,000	72,154
Northrop Grumman Corp. sr. unsec. bonds
5.25%, 5/1/50	45,000	46,319
Northrop Grumman Corp. sr. unsec. unsub.
notes 3.25%, 1/15/28	240,000	229,339
Oshkosh Corp. sr. unsec. sub. notes
4.60%, 5/15/28	125,000	123,171
Oshkosh Corp. sr. unsec. unsub. notes
3.10%, 3/1/30	15,000	13,483
Raytheon Technologies Corp. sr. unsec. unsub.
bonds 6.40%, 3/15/54	50,000	57,884
RTX Corp. sr. unsec. notes 5.15%, 2/27/33	30,000	30,574
RTX Corp. sr. unsec. unsub. notes
4.125%, 11/16/28	370,000	361,481
Waste Connections, Inc. sr. unsec. bonds
4.20%, 1/15/33	25,000	24,274
Waste Connections, Inc. sr. unsec. bonds
3.20%, 6/1/32	22,000	19,768
Waste Connections, Inc. sr. unsec. sub. bonds
3.50%, 5/1/29	110,000	105,193
Waste Management, Inc. company guaranty sr.
unsec. notes 4.875%, 2/15/29	93,000	95,176
		2,373,766
Communication services (2.7%)
American Tower Corp. sr. unsec. bonds
5.55%, 7/15/33 R	250,000	258,525
American Tower Corp. sr. unsec. bonds
2.70%, 4/15/31 R	195,000	167,448
American Tower Corp. sr. unsec. notes
2.90%, 1/15/30 R	48,000	42,715
American Tower Corp. sr. unsec. unsub. notes
3.55%, 7/15/27 R	118,000	113,152
AT&T, Inc. company guaranty sr. unsec. unsub.
notes 2.30%, 6/1/27	166,000	154,080
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33	162,000	132,033
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	335,000	302,792
AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27	148,000	146,344
Charter Communications Operating,
LLC/Charter Communications Operating
Capital Corp. company guaranty sr. notes
2.25%, 1/15/29	83,000	72,016
Charter Communications Operating, LLC/
Charter Communications Operating Capital
Corp. company guaranty sr. sub. notes
4.908%, 7/23/25	245,000	242,671
Comcast Corp. company guaranty sr. unsec.
notes 3.45%, 2/1/50	135,000	103,621
Comcast Corp. company guaranty sr. unsec.
unsub. bonds 2.35%, 1/15/27	172,000	161,464
Cox Communications, Inc. 144A sr. unsec. bonds
4.50%, 6/30/43	90,000	75,997

Putnam VT Income Fund	5

	Principal
CORPORATE BONDS AND NOTES (34.1%)* cont.	amount	Value

Communication services cont.
Crown Castle, Inc. sr. unsec. bonds
3.65%, 9/1/27 R	$130,000	$123,577
Crown Castle, Inc. sr. unsec. notes
4.75%, 5/15/47 R	25,000	21,656
Equinix, Inc. sr. unsec. sub. notes
3.20%, 11/18/29 R	193,000	177,257
Equinix, Inc. sr. unsec. sub. notes
2.50%, 5/15/31 R	70,000	59,418
Rogers Communications, Inc. company
guaranty sr. unsec. unsub. bonds 4.30%,
2/15/48 (Canada)	100,000	83,358
Rogers Communications, Inc. company
guaranty sr. unsec. unsub. notes Ser. REGS,
3.80%, 3/15/32 (Canada)	38,000	34,968
Sprint Capital Corp. company guaranty sr.
unsec. unsub. notes 6.875%, 11/15/28	149,000	161,446
T-Mobile USA, Inc. company guaranty sr. bonds
4.50%, 4/15/50	261,000	230,606
T-Mobile USA, Inc. company guaranty sr. notes
3.875%, 4/15/30	7,000	6,638
T-Mobile USA, Inc. company guaranty sr. unsec.
bonds 5.75%, 1/15/54	115,000	121,680
T-Mobile USA, Inc. company guaranty sr. unsec.
bonds 5.05%, 7/15/33	255,000	256,538
Telefonica Emisiones SA company guaranty sr.
unsec. bonds 4.895%, 3/6/48 (Spain)	13,000	11,458
Time Warner Cable Enterprises, LLC company
guaranty sr. unsub. notes 8.375%, 7/15/33	155,000	179,471
Verizon Communications, Inc. sr. unsec. unsub.
bonds 4.272%, 1/15/36	150,000	141,235
Verizon Communications, Inc. sr. unsec. unsub.
notes 4.40%, 11/1/34	85,000	81,777
Verizon Communications, Inc. sr. unsec. unsub.
notes 4.329%, 9/21/28	117,000	115,743
Verizon Communications, Inc. sr. unsec. unsub.
notes 2.10%, 3/22/28	250,000	226,151
		4,005,835
Consumer cyclicals (2.3%)
Alimentation Couche-Tard, Inc. 144A
company guaranty sr. unsec. notes 3.55%,
7/26/27 (Canada)	260,000	249,275
Alimentation Couche-Tard, Inc. 144A sr. unsec.
notes 2.95%, 1/25/30 (Canada)	134,000	119,949
Amazon.com, Inc. sr. unsec. notes
3.15%, 8/22/27	165,000	158,361
Amazon.com, Inc. sr. unsec. unsub. bonds
2.70%, 6/3/60	453,000	299,522
Amazon.com, Inc. sr. unsec. unsub. notes
2.10%, 5/12/31	101,000	87,093
Autonation, Inc. company guaranty sr. unsec.
notes 4.50%, 10/1/25	16,000	15,664
Block, Inc. sr. unsec. notes 3.50%, 6/1/31	90,000	79,916
BMW US Capital, LLC 144A company guaranty sr.
unsec. notes 3.95%, 8/14/28	104,000	100,997
Booking Holdings, Inc. sr. unsec. sub. notes
4.625%, 4/13/30	120,000	120,898
Discovery Communications, LLC company
guaranty sr. unsec. unsub. notes 3.625%, 5/15/30	18,000	16,315
Gartner, Inc. 144A company guaranty sr. unsec.
bonds 3.75%, 10/1/30	49,000	43,315
Gartner, Inc. 144A company guaranty sr. unsec.
notes 3.625%, 6/15/29	80,000	72,207

	Principal
CORPORATE BONDS AND NOTES (34.1%)* cont.	amount	Value

Consumer cyclicals cont.
Global Payments, Inc. sr. unsec. notes
2.15%, 1/15/27	$60,000	$55,236
Hyatt Hotels Corp. sr. unsec. notes
5.75%, 4/23/30	140,000	144,652
Hyatt Hotels Corp. sr. unsec. notes
5.75%, 1/30/27	22,000	22,482
Interpublic Group of Cos., Inc. (The) sr. unsec.
sub. bonds 4.65%, 10/1/28	150,000	148,477
Lennar Corp. company guaranty sr. unsec.
unsub. notes 4.75%, 11/29/27	176,000	175,596
Moody’s Corp. sr. unsec. bonds 5.25%, 7/15/44	108,000	109,025
Moody’s Corp. sr. unsec. notes 3.25%, 1/15/28	66,000	62,981
Netflix, Inc. sr. unsec. unsub. notes
4.375%, 11/15/26	100,000	99,527
Netflix, Inc. 144A sr. unsec. bonds
5.375%, 11/15/29	75,000	77,484
Paramount Global sr. unsec. unsub. notes
4.20%, 6/1/29	50,000	46,724
Paramount Global sr. unsec. unsub. notes
2.90%, 1/15/27	31,000	28,687
PulteGroup, Inc. company guaranty sr. unsec.
unsub. notes 6.375%, 5/15/33	95,000	103,795
S&P Global, Inc. company guaranty sr. unsec.
bonds 2.50%, 12/1/29	70,000	63,007
S&P Global, Inc. company guaranty sr. unsec.
notes 4.75%, 8/1/28	65,000	66,095
S&P Global, Inc. company guaranty sr. unsec.
notes 1.25%, 8/15/30	41,000	33,560
Stellantis Finance US, Inc. 144A company
guaranty sr. unsec. notes 1.711%, 1/29/27	200,000	181,473
Tapestry, Inc. company guaranty sr. unsec. notes
7.85%, 11/27/33	28,000	29,873
Tapestry, Inc. company guaranty sr. unsec. notes
7.70%, 11/27/30	37,000	38,950
Warnermedia Holdings, Inc. company guaranty
sr. unsec. bonds 5.05%, 3/15/42	75,000	66,119
Warnermedia Holdings, Inc. company guaranty
sr. unsec. notes 4.279%, 3/15/32	548,000	501,532
		3,418,787
Consumer staples (1.7%)
Ashtead Capital, Inc. 144A company guaranty sr.
unsec. bonds 5.95%, 10/15/33	200,000	203,760
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	335,000	321,638
Coca-Cola Co. (The) sr. unsec. unsub. notes
1.65%, 6/1/30	290,000	248,394
Conagra Brands, Inc. sr. unsec. bonds
5.30%, 11/1/38	65,000	63,634
Constellation Brands, Inc. company guaranty sr.
unsec. bonds 4.10%, 2/15/48	150,000	127,564
ERAC USA Finance, LLC 144A company guaranty
sr. unsec. notes 7.00%, 10/15/37	83,000	96,993
ERAC USA Finance, LLC 144A company guaranty
sr. unsec. notes 5.625%, 3/15/42	88,000	91,302
ERAC USA Finance, LLC 144A company guaranty
sr. unsec. notes 3.85%, 11/15/24	5,000	4,927
ERAC USA Finance, LLC 144A company guaranty
sr. unsec. unsub. notes 3.30%, 12/1/26	40,000	38,314
Haleon US Capital, LLC company guaranty sr.
unsec. unsub. notes 3.375%, 3/24/29	250,000	236,438
JBS USA LUX SA/JBS USA Food Co./JBS
Luxembourg SARL 144A company guaranty sr.
unsec. bonds 6.75%, 3/15/34	70,000	73,754

6	Putnam VT Income Fund

	Principal
CORPORATE BONDS AND NOTES (34.1%)* cont.	amount	Value

Consumer staples cont.
JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance, Inc. company guaranty sr. unsec. notes
5.75%, 4/1/33	$25,000	$24,765
JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance, Inc. company guaranty sr. unsec. notes
3.00%, 2/2/29	157,000	138,096
Kenvue, Inc. company guaranty sr. unsec. notes
Ser. REGS, 4.90%, 3/22/33	315,000	324,699
Kenvue, Inc. company guaranty sr. unsec. unsub.
notes Ser. REGS, 5.05%, 3/22/53	24,000	24,830
Kenvue, Inc. company guaranty sr. unsec. unsub.
notes Ser. REGS, 5.05%, 3/22/28	21,000	21,513
Keurig Dr Pepper, Inc. company guaranty sr.
unsec. unsub. notes 3.43%, 6/15/27	66,000	63,565
McCormick & Co., Inc. sr. unsec. notes
1.85%, 2/15/31	10,000	8,177
McDonald’s Corp. sr. unsec. unsub. bonds
Ser. MTN, 6.30%, 10/15/37	165,000	186,844
Molson Coors Beverage Co. company guaranty
sr. unsec. unsub. bonds 4.20%, 7/15/46	120,000	102,253
Mondelez International, Inc. sr. unsec. notes
2.625%, 3/17/27	180,000	169,778
		2,571,238
Energy (1.3%)
Cheniere Energy Partners LP company guaranty
sr. unsec. notes 4.50%, 10/1/29	195,000	186,511
Cheniere Energy Partners LP company guaranty
sr. unsec. unsub. notes 3.25%, 1/31/32	89,000	75,831
Columbia Pipelines Operating Co., LLC 144A sr.
unsec. bonds 6.544%, 11/15/53	45,000	49,643
Columbia Pipelines Operating Co., LLC 144A sr.
unsec. notes 5.927%, 8/15/30	50,000	51,797
DCP Midstream Operating LP company guaranty
sr. unsec. notes 8.125%, 8/16/30	85,000	98,495
Diamondback Energy, Inc. company guaranty sr.
unsec. notes 6.25%, 3/15/33	75,000	80,139
Diamondback Energy, Inc. company guaranty sr.
unsec. notes 3.25%, 12/1/26	90,000	87,164
EQT Corp. sr. unsec. notes 5.00%, 1/15/29	210,000	208,031
Kinetik Holdings LP 144A company guaranty sr.
unsec. notes 5.875%, 6/15/30	70,000	68,674
Occidental Petroleum Corp. sr. unsec. sub. notes
8.50%, 7/15/27	109,000	118,894
Occidental Petroleum Corp. sr. unsec. sub. notes
7.50%, 5/1/31	235,000	263,516
ONEOK, Inc. company guaranty sr. unsec. unsub.
notes 6.10%, 11/15/32	205,000	217,831
Ovintiv, Inc. company guaranty sr. unsec. bonds
6.25%, 7/15/33	93,000	96,141
Ovintiv, Inc. company guaranty sr. unsec. notes
5.65%, 5/15/28	29,000	29,590
Ovintiv, Inc. company guaranty sr. unsec. notes
5.65%, 5/15/25	23,000	23,100
Spectra Energy Partners LP sr. unsec. notes
3.375%, 10/15/26	145,000	139,595
Targa Resources Partners LP/Targa Resources
Partners Finance Corp. company guaranty sr.
unsec. unsub. notes 4.875%, 2/1/31	205,000	199,139
		1,994,091

	Principal
CORPORATE BONDS AND NOTES (34.1%)* cont.	amount	Value

Financials (11.7%)
ABN AMRO Bank NV 144A unsec. sub. notes
4.75%, 7/28/25 (Netherlands)	$200,000	$195,972
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust company guaranty sr. unsec.
bonds 3.30%, 1/30/32 (Ireland)	245,000	213,231
Air Lease Corp. sr. unsec. sub. bonds
4.625%, 10/1/28	40,000	39,080
Air Lease Corp. sr. unsec. sub. notes
3.25%, 10/1/29	260,000	234,861
Aircastle, Ltd. 144A sr. unsec. notes
6.50%, 7/18/28	75,000	76,479
Ally Financial, Inc. company guaranty sr. unsec.
notes 8.00%, 11/1/31	145,000	158,848
Ally Financial, Inc. sr. unsec. notes 4.75%, 6/9/27	20,000	19,299
American Express Co. sr. unsec. unsub. notes
3.375%, 5/3/24	210,000	208,389
Aon PLC company guaranty sr. unsec. unsub.
notes 4.25%, 12/12/42	145,000	117,184
Ares Capital Corp. sr. unsec. sub. notes
7.00%, 1/15/27	35,000	36,001
Ares Capital Corp. sr. unsec. sub. notes
3.875%, 1/15/26	175,000	168,114
Athene Holding, Ltd. sr. unsec. bonds
5.875%, 1/15/34	113,000	114,033
Australia and New Zealand Banking Group, Ltd./
United Kingdom 144A jr. unsec. sub. FRB 6.75%,
perpetual maturity (United Kingdom)	200,000	201,300
Banco Santander SA jr. unsec. sub. FRB 9.625%,
11/21/53 (Spain)	200,000	218,500
Banco Santander SA sr. unsec. unsub. notes
4.379%, 4/12/28 (Spain)	200,000	194,249
Banco Santander SA unsec. sub. bonds 6.921%,
8/8/33 (Spain)	200,000	213,133
Bank of America Corp. jr. unsec. sub. FRN Ser. AA,
6.10%, perpetual maturity	245,000	242,674
Bank of America Corp. jr. unsec. sub. FRN Ser. Z,
6.50%, perpetual maturity	40,000	39,806
Bank of America Corp. sr. unsec. FRN Ser. MTN,
2.496%, 2/13/31	195,000	167,450
Bank of America Corp. sr. unsec. notes
6.204%, 11/10/28	100,000	104,314
Bank of America Corp. unsec. sub. FRB
3.846%, 3/8/37	550,000	482,903
Bank of America Corp. unsec. sub. FRN (CME
Term SOFR 3 Month + 1.02%), 6.406%, 9/15/26	100,000	98,713
Bank of America Corp. unsec. sub. notes
6.11%, 1/29/37	300,000	319,857
Bank of Nova Scotia (The) sr. unsec. unsub. notes
5.35%, 12/7/26 (Canada)	75,000	76,253
Banque Federative du Credit Mutuel SA 144A sr.
unsec. notes 5.79%, 7/13/28 (France)	200,000	206,483
Berkshire Hathaway Finance Corp. company
guaranty sr. unsec. notes 4.30%, 5/15/43	210,000	196,500
BNP Paribas SA 144A jr. unsec. sub. FRN 4.625%,
perpetual maturity (France)	200,000	161,095
BPCE SA 144A sr. unsec. unsub. FRN 5.975%,
1/18/27 (France)	250,000	251,960
BPCE SA 144A unsec. sub. notes 4.50%,
3/15/25 (France)	317,000	310,930
Capital One Financial Corp. sr. unsec. unsub.
FRN 7.624%, 10/30/31	132,000	145,053

Putnam VT Income Fund	7

	Principal
CORPORATE BONDS AND NOTES (34.1%)* cont.	amount	Value

Financials cont.
Capital One Financial Corp. unsec. sub. FRB
2.359%, 7/29/32	$225,000	$170,462
Citigroup, Inc. jr. unsec. sub. FRN 3.875%,
perpetual maturity	90,000	79,679
Citigroup, Inc. sr. unsec. FRN 5.61%, 9/29/26	105,000	105,765
Citigroup, Inc. sr. unsec. FRN 3.106%, 4/8/26	21,000	20,410
Citigroup, Inc. sr. unsec. unsub. FRB
3.887%, 1/10/28	64,000	61,887
Citigroup, Inc. sub. unsec. bonds 6.174%, 5/25/34	76,000	78,643
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	500,000	488,504
Citizens Bank NA sr. unsec. unsub. FRN
5.284%, 1/26/26	250,000	241,900
CNO Financial Group, Inc. sr. unsec. unsub. notes
5.25%, 5/30/25	70,000	69,511
Corebridge Financial, Inc. sr. unsec. notes
3.85%, 4/5/29	100,000	94,230
Credit Agricole SA 144A unsec. sub. FRN 4.00%,
1/10/33 (France)	400,000	370,211
Danske Bank A/S 144A sr. unsec. FRN 6.466%,
1/9/26 (Denmark)	200,000	201,460
Deutsche Bank AG unsec. sub. notes 4.50%,
4/1/25 (Germany)	200,000	196,264
Deutsche Bank AG/New York, NY sr. unsec.
unsub. FRN 2.311%, 11/16/27 (Germany)	150,000	137,159
EPR Properties company guaranty sr. unsec.
unsub. notes 4.50%, 6/1/27 R	24,000	22,632
Extra Space Storage LP company guaranty sr.
unsec. notes 5.90%, 1/15/31 R	130,000	135,684
Fairfax Financial Holdings, Ltd. sr. unsec. notes
4.85%, 4/17/28 (Canada)	220,000	216,590
Fairfax US, Inc. 144A company guaranty sr.
unsec. notes 4.875%, 8/13/24	25,000	24,950
Fidelity National Financial, Inc. sr. unsec. bonds
3.20%, 9/17/51	89,000	56,368
Fifth Third Bancorp sr. unsec. unsub. FRN
6.339%, 7/27/29	115,000	119,736
First-Citizens Bank & Trust Co. unsec. sub. notes
6.125%, 3/9/28	107,000	108,860
GLP Capital LP/GLP Financing II, Inc. company
guaranty sr. unsec. notes 3.35%, 9/1/24 R	92,000	90,792
GLP Capital LP/GLP Financing II, Inc. company
guaranty sr. unsec. sub. notes 6.75%, 12/1/33 R	60,000	64,730
GLP Capital LP/GLP Financing II, Inc.
company guaranty sr. unsec. unsub. notes
5.375%, 4/15/26 R	88,000	87,456
Goldman Sachs Group, Inc. (The) sr. unsec. FRB
4.223%, 5/1/29	353,000	341,466
Goldman Sachs Group, Inc. (The) sr. unsec.
unsub. notes 5.70%, 11/1/24	115,000	115,274
ING Groep NV sr. unsec. unsub. FRN 6.083%,
9/11/27 (Netherlands)	200,000	204,101
Intercontinental Exchange, Inc. sr. unsec. bonds
1.85%, 9/15/32	118,000	94,370
Intercontinental Exchange, Inc. sr. unsec. notes
4.35%, 6/15/29	49,000	48,841
Intercontinental Exchange, Inc. sr. unsec. notes
4.00%, 9/15/27	200,000	196,644
Intercontinental Exchange, Inc. sr. unsec. notes
3.65%, 5/23/25	20,000	19,610
Intesa Sanpaolo SpA 144A unsec. sub. bonds
4.198%, 6/1/32 (Italy)	210,000	173,159

	Principal
CORPORATE BONDS AND NOTES (34.1%)* cont.	amount	Value

Financials cont.
JPMorgan Chase & Co. jr. unsec. bonds 6.10%,
perpetual maturity	$87,000	$86,523
JPMorgan Chase & Co. jr. unsec. sub. FRB
Ser. HH, 4.60%, perpetual maturity	429,000	413,693
JPMorgan Chase & Co. jr. unsec. sub. FRB
Ser. W, (CME Term SOFR 3 Month + 1.26%),
6.641%, 5/15/47	63,000	53,898
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%,
perpetual maturity	87,000	79,617
JPMorgan Chase & Co. sr. unsec. unsub. FRB
3.964%, 11/15/48	235,000	196,742
JPMorgan Chase & Co. sr. unsec. unsub. notes
6.07%, 10/22/27	155,000	159,450
JPMorgan Chase & Co. unsec. sub. FRB
2.956%, 5/13/31	300,000	263,632
JPMorgan Chase & Co. unsec. sub. notes
4.125%, 12/15/26	46,000	45,089
KeyCorp sr. unsec. unsub. FRN Ser. MTN,
3.878%, 5/23/25	103,000	100,698
KKR Group Finance Co. VI, LLC 144A company
guaranty sr. unsec. bonds 3.75%, 7/1/29	110,000	103,201
Liberty Mutual Group, Inc. 144A company
guaranty sr. unsec. bonds 5.50%, 6/15/52	200,000	195,739
Lloyds Banking Group PLC unsec. sub. FRB
3.369%, 12/14/46 (United Kingdom)	305,000	211,726
LPL Holdings, Inc. company guaranty sr. unsec.
notes 6.75%, 11/17/28	41,000	43,707
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes
4.375%, 3/15/29	194,000	193,036
Massachusetts Mutual Life Insurance Co. 144A
unsec. sub. bonds 3.729%, 10/15/70	36,000	24,717
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29	35,000	35,159
Morgan Stanley unsec. unsub. notes
3.95%, 4/23/27	760,000	737,739
Morgan Stanley unsec. sub. notes
5.297%, 4/20/37	314,000	305,553
Mutual of Omaha Cos. Global Funding 144A
notes 5.80%, 7/27/26	125,000	127,371
Nasdaq, Inc. sr. unsec. bonds 5.95%, 8/15/53	24,000	25,779
Nasdaq, Inc. sr. unsec. sub. bonds
5.55%, 2/15/34	21,000	21,816
NatWest Group PLC sr. unsec. unsub. FRN
5.847%, 3/2/27 (United Kingdom)	200,000	201,810
Neuberger Berman Group, LLC/Neuberger
Berman Finance Corp. 144A sr. unsec. notes
4.875%, 4/15/45	75,000	61,905
PNC Financial Services Group, Inc. (The) unsec.
sub. FRB 4.626%, 6/6/33	350,000	330,030
Prologis LP sr. unsec. unsub. notes
2.25%, 4/15/30 R	54,000	47,205
Royal Bank of Canada sr. unsec. notes
Ser. GMTN, 5.20%, 8/1/28 (Canada)	140,000	142,692
Royal Bank of Canada unsec. sub. notes
Ser. GMTN, 4.65%, 1/27/26 (Canada)	140,000	138,814
Societe Generale SA 144A jr. unsec. sub. FRB
10.00%, 11/14/73 (France)	200,000	213,750
Teachers Insurance & Annuity Association
of America 144A unsec. sub. notes
6.85%, 12/16/39	173,000	199,317
Toronto-Dominion Bank (The) jr. sub. unsec. FRB
8.125%, 10/31/82 (Canada)	200,000	208,158

8	Putnam VT Income Fund

	Principal
CORPORATE BONDS AND NOTES (34.1%)* cont.	amount	Value

Financials cont.
Toronto-Dominion Bank (The) unsec. sub. FRB
3.625%, 9/15/31 (Canada)	$180,000	$172,691
Truist Financial Corp. sr. unsec. unsub. FRN
Ser. MTN, 4.26%, 7/28/26	105,000	102,820
UBS Group AG 144A sr. unsec. FRB 9.016%,
11/15/33 (Switzerland)	370,000	454,817
UBS Group AG 144A sr. unsec. FRN 2.193%,
6/5/26 (Switzerland)	250,000	237,746
UBS Group Funding Switzerland AG company
guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%,
perpetual maturity (Switzerland)	247,000	242,678
US Bancorp unsec. sub. FRB 2.491%, 11/3/36	260,000	201,638
VICI Properties LP sr. unsec. unsub. notes
4.75%, 2/15/28 R	58,000	56,780
VICI Properties LP/VICI Note Co., Inc.
144A company guaranty sr. unsec. notes
4.50%, 9/1/26 R	145,000	140,349
VICI Properties LP/VICI Note Co., Inc.
144A company guaranty sr. unsec. notes
3.75%, 2/15/27 R	22,000	20,767
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%,
perpetual maturity	50,000	46,198
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN,
5.574%, 7/25/29	125,000	127,634
Wells Fargo Bank, NA unsec. sub. notes
Ser. BKNT, 6.60%, 1/15/38	610,000	679,877
Westpac Banking Corp. unsec. sub. bonds
4.421%, 7/24/39 (Australia)	185,000	161,347
		17,263,920
Health care (3.9%)
Amgen, Inc. sr. unsec. sub. notes 3.20%, 11/2/27	218,000	208,251
Amgen, Inc. sr. unsec. unsub. bonds
5.75%, 3/2/63	75,000	78,686
Amgen, Inc. sr. unsec. unsub. bonds
5.65%, 3/2/53	98,000	103,047
Amgen, Inc. sr. unsec. unsub. notes
5.25%, 3/2/30	273,000	280,244
Amgen, Inc. sr. unsec. unsub. notes
2.60%, 8/19/26	100,000	95,025
Becton, Dickinson and Co. sr. unsec. bonds
4.669%, 6/6/47	55,000	51,358
Becton, Dickinson and Co. sr. unsec. notes
3.70%, 6/6/27	146,000	141,481
Becton, Dickinson and Co. sr. unsec. notes
2.823%, 5/20/30	60,000	53,626
Biogen, Inc. sr. unsec. bonds 3.25%, 2/15/51	105,000	75,340
Biogen, Inc. sr. unsec. sub. notes 2.25%, 5/1/30	145,000	123,689
CVS Health Corp. sr. unsec. notes 3.25%, 8/15/29	125,000	116,481
CVS Health Corp. sr. unsec. notes 1.30%, 8/21/27	446,000	396,115
CVS Pass-Through Trust sr. notes
6.036%, 12/10/28	13,906	13,971
CVS Pass-Through Trust 144A sr. mtge. notes
4.704%, 1/10/36	90,754	84,270
DH Europe Finance II SARL company guaranty sr.
unsec. notes 2.60%, 11/15/29 (Luxembourg)	335,000	302,854
Elevance Health, Inc. sr. unsec. unsub. bonds
5.125%, 2/15/53	65,000	65,084
Elevance Health, Inc. sr. unsec. unsub. notes
2.25%, 5/15/30	215,000	186,146
Eli Lilly and Co. sr. unsec. unsub. bonds
4.875%, 2/27/53	70,000	72,399
HCA, Inc. company guaranty sr. bonds
5.25%, 6/15/26	35,000	35,171

	Principal
CORPORATE BONDS AND NOTES (34.1%)* cont.	amount	Value

Health care cont.
HCA, Inc. company guaranty sr. notes
4.50%, 2/15/27	$66,000	$65,222
HCA, Inc. company guaranty sr. notes
4.125%, 6/15/29	30,000	28,684
HCA, Inc. company guaranty sr. unsec. sub.
notes 3.625%, 3/15/32	50,000	44,709
HCA, Inc. company guaranty sr. unsec. unsub.
notes 5.375%, 2/1/25	95,000	94,860
Humana, Inc. sr. unsec. unsub. bonds
5.50%, 3/15/53	75,000	77,779
Humana, Inc. sr. unsec. unsub. notes
5.75%, 3/1/28	165,000	171,457
Merck & Co., Inc. sr. unsec. unsub. notes
3.70%, 2/10/45	205,000	174,250
Novartis Capital Corp. company guaranty sr.
unsec. unsub. bonds 4.00%, 11/20/45	265,000	238,025
Pfizer Investment Enterprises PTE, Ltd. company
guaranty sr. unsec. notes 5.30%, 5/19/53
(Singapore)	120,000	122,506
Pfizer Investment Enterprises PTE, Ltd. company
guaranty sr. unsec. notes 4.75%, 5/19/33
(Singapore)	240,000	240,539
Pfizer Investment Enterprises PTE, Ltd. company
guaranty sr. unsec. notes 4.45%, 5/19/28
(Singapore)	57,000	56,971
Pharmacia, LLC company guaranty sr. unsec.
notes 6.60%, 12/1/28	120,000	131,024
Service Corp. International sr. unsec. notes
4.625%, 12/15/27	25,000	24,188
Service Corp. International sr. unsec. notes
3.375%, 8/15/30	15,000	13,081
Thermo Fisher Scientific, Inc. sr. unsec. notes
5.00%, 1/31/29	110,000	112,909
Thermo Fisher Scientific, Inc. sr. unsec. notes
4.80%, 11/21/27	170,000	173,179
Thermo Fisher Scientific, Inc. sr. unsec. notes
2.60%, 10/1/29	135,000	122,953
UnitedHealth Group, Inc. sr. unsec. unsub. bonds
4.75%, 7/15/45	50,000	48,543
UnitedHealth Group, Inc. sr. unsec. unsub. bonds
2.90%, 5/15/50	160,000	111,959
UnitedHealth Group, Inc. sr. unsec. unsub. notes
3.85%, 6/15/28	370,000	361,785
UnitedHealth Group, Inc. sr. unsec. unsub. notes
5.25%, 2/15/28	185,000	191,303
Viatris, Inc. company guaranty sr. unsec. notes
2.30%, 6/22/27	110,000	99,762
Wyeth, LLC company guaranty sr. unsec. bonds
5.95%, 4/1/37	225,000	247,562
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	211,000	206,465
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	74,000	63,719
		5,706,672
Technology (3.1%)
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26	120,000	113,325
Apple, Inc. sr. unsec. bonds 3.95%, 8/8/52	143,000	125,153
Apple, Inc. sr. unsec. unsub. notes
4.375%, 5/13/45	468,000	443,786
Broadcom Corp./Broadcom Cayman Finance,
Ltd. company guaranty sr. unsec. unsub. notes
3.875%, 1/15/27	122,000	119,061
Broadcom, Inc. company guaranty sr. unsec.
bonds 4.15%, 11/15/30	158,000	150,919

Putnam VT Income Fund	9

	Principal
CORPORATE BONDS AND NOTES (34.1%)* cont.	amount	Value

Technology cont.
Broadcom, Inc. 144A sr. unsec. bonds
4.926%, 5/15/37	$400,000	$387,092
Dell International, LLC/EMC Corp. company
guaranty sr. bonds 8.35%, 7/15/46	5,000	6,566
Fidelity National Information Services, Inc. sr.
unsec. bonds 3.10%, 3/1/41	34,000	25,204
Fidelity National Information Services, Inc. sr.
unsec. notes 2.25%, 3/1/31	16,000	13,517
Fidelity National Information Services, Inc. sr.
unsec. unsub. notes 5.10%, 7/15/32	26,000	26,547
Marvell Technology, Inc. sr. unsec. notes
5.95%, 9/15/33	67,000	71,046
Marvell Technology, Inc. sr. unsec. notes
5.75%, 2/15/29	68,000	70,257
Meta Platforms, Inc. sr. unsec. bonds
5.60%, 5/15/53	192,000	208,096
Meta Platforms, Inc. sr. unsec. notes
4.95%, 5/15/33	273,000	281,769
Meta Platforms, Inc. sr. unsec. unsub. bonds
4.45%, 8/15/52	105,000	96,474
Meta Platforms, Inc. sr. unsec. unsub. notes
3.50%, 8/15/27	58,000	56,479
Micron Technology, Inc. sr. unsec. unsub. notes
5.875%, 9/15/33	155,000	161,213
Microsoft Corp. sr. unsec. unsub. bonds
2.921%, 3/17/52	251,000	185,247
Microsoft Corp. sr. unsec. unsub. bonds
2.675%, 6/1/60	260,000	173,512
MSCI, Inc. 144A company guaranty sr. unsec.
bonds 3.25%, 8/15/33	250,000	208,947
MSCI, Inc. 144A company guaranty sr. unsec.
notes 3.625%, 9/1/30	109,000	98,623
Oracle Corp. sr. unsec. bonds 3.95%, 3/25/51	55,000	43,069
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	475,000	376,729
Oracle Corp. sr. unsec. notes 2.95%, 4/1/30	45,000	40,615
Oracle Corp. sr. unsec. notes 1.65%, 3/25/26	130,000	121,274
Oracle Corp. sr. unsec. unsub. bonds
4.30%, 7/8/34	80,000	74,697
Oracle Corp. sr. unsec. unsub. bonds
4.00%, 11/15/47	110,000	87,129
salesforce.com, Inc. sr. unsec. bonds
3.05%, 7/15/61	127,000	89,095
salesforce.com, Inc. sr. unsec. bonds
2.90%, 7/15/51	128,000	91,523
Sensata Technologies, Inc. 144A company
guaranty sr. unsec. notes 3.75%, 2/15/31	110,000	96,880
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	240,000	197,302
Xilinx, Inc. company guaranty sr. unsec. sub.
notes 2.375%, 6/1/30	320,000	283,002
		4,524,148
Transportation (0.2%)
Penske Truck Leasing Co. LP/PTL Finance Corp.
144A sr. unsec. bonds 3.40%, 11/15/26	133,000	126,032
Penske Truck Leasing Co. LP/PTL Finance Corp.
144A sr. unsec. notes 4.40%, 7/1/27	110,000	107,252
		233,284
Utilities and power (4.3%)
AES Corp. (The) sr. unsec. notes 1.375%, 1/15/26	140,000	129,539
Alexander Funding Trust II 144A sr. notes
7.467%, 7/31/28	100,000	105,004
Ameren Corp. sr. unsec. unsub. notes
5.00%, 1/15/29	75,000	75,336

	Principal
CORPORATE BONDS AND NOTES (34.1%)* cont.	amount	Value

Utilities and power cont.
American Electric Power Co., Inc. sr. unsec.
unsub. bonds 5.625%, 3/1/33	$45,000	$46,919
American Electric Power Co., Inc. sr. unsec.
unsub. bonds 3.25%, 3/1/50	100,000	71,132
American Electric Power Co., Inc. sr. unsec.
unsub. notes Ser. J, 4.30%, 12/1/28	210,000	205,314
American Transmission Systems, Inc. 144A sr.
unsec. bonds 2.65%, 1/15/32	65,000	54,993
Berkshire Hathaway Energy Co. sr. unsec. bonds
6.50%, 9/15/37	3,000	3,305
Berkshire Hathaway Energy Co. sr. unsec. bonds
4.25%, 10/15/50	100,000	84,737
Commonwealth Edison Co. sr. mtge. bonds
5.875%, 2/1/33	2,000	2,114
Consolidated Edison Co. of New York, Inc. sr.
unsec. unsub. notes 4.20%, 3/15/42	85,000	73,456
Constellation Energy Generation, LLC sr. unsec.
bonds 6.50%, 10/1/53	106,000	119,537
Constellation Energy Generation, LLC sr. unsec.
bonds 6.125%, 1/15/34	44,000	47,084
Dominion Energy, Inc. sr. unsec. unsub. bonds
4.90%, 8/1/41	135,000	124,673
Duke Energy Carolinas, LLC sr. notes
4.95%, 1/15/33	90,000	91,667
Duke Energy Corp. sr. unsec. bonds
4.20%, 6/15/49	65,000	52,867
Duke Energy Corp. sr. unsec. notes
3.15%, 8/15/27	180,000	170,108
Duke Energy Ohio, Inc. sr. bonds 5.25%, 4/1/33	65,000	66,963
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	195,000	187,690
El Paso Natural Gas Co., LLC company guaranty
sr. unsec. unsub. notes 8.375%, 6/15/32	200,000	233,043
Electricite De France SA 144A sr. unsec. unsub.
bonds 4.75%, 10/13/35 (France)	95,000	90,096
Enbridge, Inc. company guaranty sr. unsec.
unsub. bonds 4.50%, 6/10/44 (Canada)	90,000	76,835
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%,
12/1/26 (Canada)	95,000	93,720
Energy Transfer LP company guaranty sr. unsec.
notes 5.875%, 1/15/24	84,000	83,981
Energy Transfer LP company guaranty sr. unsec.
notes 5.50%, 6/1/27	182,000	184,217
Energy Transfer LP company guaranty sr. unsec.
notes 2.90%, 5/15/25	37,000	35,851
Energy Transfer LP jr. unsec. sub. FRN 6.625%,
perpetual maturity	125,000	104,374
Energy Transfer LP sr. unsec. unsub. notes
6.50%, 2/1/42	20,000	21,118
Enterprise Products Operating, LLC company
guaranty sr. unsec. notes 2.80%, 1/31/30	84,000	75,966
Enterprise Products Operating, LLC company
guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	315,000	276,626
Evergy Kansas Central, Inc. sr. bonds
5.70%, 3/15/53	60,000	62,989
Evergy Missouri West, Inc. 144A sr. notes
5.15%, 12/15/27	165,000	165,984
Eversource Energy sr. unsec. unsub. notes
5.45%, 3/1/28	165,000	169,589
Eversource Energy sr. unsec. unsub. notes
5.125%, 5/15/33	90,000	90,455
Florida Power & Light Co. sr. bonds
4.125%, 2/1/42	203,000	182,692

10	Putnam VT Income Fund

	Principal
CORPORATE BONDS AND NOTES (34.1%)* cont.	amount	Value

Utilities and power cont.
Georgia Power Co. sr. unsec. unsub. notes
4.95%, 5/17/33	$270,000	$272,178
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30	105,000	97,012
IPALCO Enterprises, Inc. sr. sub. notes
3.70%, 9/1/24	30,000	29,524
Kinder Morgan Energy Partners LP company
guaranty sr. unsec. notes 5.40%, 9/1/44	86,000	80,466
NextEra Energy Capital Holdings, Inc. company
guaranty sr. unsec. unsub. notes 6.051%, 3/1/25	70,000	70,623
NextEra Energy Capital Holdings, Inc. company
guaranty sr. unsec. unsub. notes 3.55%, 5/1/27	100,000	96,301
NRG Energy, Inc. 144A company guaranty sr.
notes 3.75%, 6/15/24	120,000	118,605
Oncor Electric Delivery Co., LLC sr. notes
5.75%, 3/15/29	161,000	169,926
Oncor Electric Delivery Co., LLC sr. notes
3.70%, 11/15/28	90,000	86,756
Oncor Electric Delivery Co., LLC 144A sr. bonds
4.95%, 9/15/52	95,000	93,400
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	100,000	90,123
Pacific Gas and Electric Co. sr. bonds
5.90%, 6/15/32	64,000	65,076
Pacific Gas and Electric Co. sr. bonds
4.95%, 7/1/50	145,000	123,858
Pacific Gas and Electric Co. sr. notes
6.10%, 1/15/29	45,000	46,566
Pacific Gas and Electric Co. sr. notes
3.30%, 12/1/27	190,000	177,330
PacifiCorp sr. bonds 2.70%, 9/15/30	133,000	115,246
Puget Sound Energy, Inc. sr. bonds
5.448%, 6/1/53	160,000	166,082
Sempra Energy sr. unsec. unsub. bonds
5.50%, 8/1/33	50,000	51,823
Southern Co. (The) sr. unsec. bonds
5.70%, 3/15/34	65,000	68,349
Vistra Operations Co., LLC 144A company
guaranty sr. notes 4.30%, 7/15/29	82,000	76,723
Vistra Operations Co., LLC 144A company
guaranty sr. notes 3.55%, 7/15/24	98,000	96,621
WEC Energy Group, Inc. jr. unsec. sub. FRN
Ser. A, (CME Term SOFR 3 Month + 2.37%),
7.754%, 5/15/67	305,000	272,823
Xcel Energy, Inc. sr. unsec. bonds 5.45%, 8/15/33	170,000	175,316
		6,300,701

Total corporate bonds and notes (cost $52,479,508)		$50,342,491

U.S. GOVERNMENT AND AGENCY	Principal
MORTGAGE OBLIGATIONS (33.7%)*	amount	Value

U.S. Government Guaranteed Mortgage Obligations (8.2%)
Government National Mortgage Association
Pass-Through Certificates
6.00%, 11/20/53	$1,155,628	$1,194,678
5.50%, TBA, 1/1/54	1,000,000	1,006,204
5.50%, with due dates from 6/20/53 to 7/20/53	786,646	798,962
5.00%, with due dates from 5/20/48 to 6/20/48	279,949	281,786
4.50%, TBA, 1/1/54	4,000,000	3,905,073
4.50%, 5/20/48	106,428	105,280
4.00%, TBA, 1/1/54	2,000,000	1,910,662
4.00%, with due dates from 2/20/48 to 5/20/48	675,693	648,401
3.50%, with due dates from
11/15/47 to 11/20/49	1,540,745	1,440,640
3.00%, TBA, 1/1/54	1,000,000	905,968
		12,197,654

U.S. GOVERNMENT AND AGENCY	Principal
MORTGAGE OBLIGATIONS (33.7%)* cont.	amount	Value

U.S. Government Agency Mortgage Obligations (25.5%)
Federal Home Loan Mortgage Corporation
Pass-Through Certificates
6.00%, with due dates from 9/1/53 to 10/1/53	$820,703	$835,524
5.50%, 11/1/53 ##	453,666	456,531
5.50%, 9/1/53 ##	451,042	453,890
5.50%, 9/1/53	984,995	999,834
4.50%, with due dates from 7/1/44 to 3/1/45	278,368	278,500
4.00%, 9/1/45	320,900	311,802
3.50%, with due dates from 8/1/43 to 2/1/47	1,241,702	1,170,449
3.00%, with due dates from 3/1/43 to 6/1/46	610,788	557,944
3.00%, 5/1/38	1,012,429	955,863
2.50%, 1/1/51	986,904	852,543
Federal National Mortgage Association
Pass-Through Certificates
6.00%, 6/1/53	176,029	179,208
5.50%, 11/1/53	1,000,000	1,012,501
5.50%, 9/1/53 ##	101,603	102,245
5.00%, 3/1/38	3,558	3,625
4.50%, with due dates from 7/1/44 to 5/1/45	510,177	508,896
4.00%, with due dates from 9/1/45 to 6/1/46	511,198	495,527
3.50%, with due dates from 6/1/56 to 9/1/57	2,055,706	1,879,045
3.50%, with due dates from 7/1/43 to 1/1/47	535,246	501,992
3.00%, with due dates from 9/1/42 to 3/1/47	2,225,801	2,029,364
2.50%, 11/1/50	717,345	619,684
2.00%, 3/1/52	2,626,035	2,166,556
2.00%, 2/1/37	996,879	896,389
Uniform Mortgage-Backed Securities
6.50%, TBA, 1/1/54	3,000,000	3,073,592
6.00%, TBA, 1/1/54	6,000,000	6,095,627
5.00%, TBA, 1/1/54	2,000,000	1,979,999
2.50%, TBA, 1/1/54	5,000,000	4,258,594
2.00%, TBA, 1/1/54	5,000,000	4,088,359
1.50%, TBA, 1/1/39	1,000,000	870,870
		37,634,953
Total U.S. government and agency mortgage obligations
(cost $49,589,928)		$49,832,607

	Principal
U.S. TREASURY OBLIGATIONS (0.2%)*	amount	Value

U.S. Treasury Notes
2.375%, 5/15/27 [i]	$113,000	$107,678
1.625%, 5/15/31 [i]	139,000	119,522
Total U.S. treasury obligations (cost $227,200)		$227,200

	Principal
MORTGAGE-BACKED SECURITIES (29.5%)*	amount	Value

Agency collateralized mortgage obligations (6.6%)
Federal Home Loan Mortgage Corporation
Strips FRB Ser. 406, Class F30, (US 30 Day
Average SOFR + 1.15%), 6.487%, 10/25/53	$204,420	$207,244
REMICs Ser. 4132, Class IP, IO, 4.50%, 11/15/42	171,955	17,327
REMICs Ser. 4018, Class DI, IO, 4.50%, 7/15/41	58,583	3,141
REMICs Ser. 23-5349, Class IB, IO,
4.00%, 12/15/46	486,545	96,170
REMICs IFB Ser. 3408, Class EK,
((-4.024 x US 30 Day Average SOFR)
+ 25.33%), 3.851%, 4/15/37	72,023	84,700
REMICs IFB Ser. 3065, Class DC, ((-3 x US 30 Day
Average SOFR) + 19.52%), 3.501%, 3/15/35	93,352	96,710
REMICs Ser. 5050, Class IM, IO, 3.50%, 10/25/50	4,009,353	749,359

Putnam VT Income Fund	11

	Principal
MORTGAGE-BACKED SECURITIES (29.5%)* cont.	amount	Value

Agency collateralized mortgage obligations cont.
Federal Home Loan Mortgage Corporation
REMICs Ser. 23-5349, Class IA, IO,
3.00%, 12/15/42	$1,345,099	$120,365
REMICs IFB Ser. 4738, Class QS, IO,
((-1 x US 30 Day Average SOFR) + 6.09%),
0.747%, 12/15/47	739,434	87,919
REMICs IFB Ser. 4945, Class SL, IO,
((-1 x US 30 Day Average SOFR) + 5.94%),
0.598%, 1/25/50	3,843,522	416,963
REMICs IFB Ser. 4839, Class AS, IO,
((-1 x US 30 Day Average SOFR) + 5.94%),
0.597%, 6/15/42	2,480,297	119,585
REMICs IFB Ser. 4994, Class SD, IO,
((-1 x US 30 Day Average SOFR) + 5.49%),
0.148%, 2/25/49	1,629,331	114,314
REMICs Ser. 3369, Class BO, PO, zero %, 9/15/37	1,606	1,296
REMICs Ser. 3391, PO, zero %, 4/15/37	12,171	10,248
REMICs Ser. 3210, PO, zero %, 5/15/36	444	439
REMICs FRB Ser. 3117, Class AF, zero %, 2/15/36	4,019	3,393
Federal National Mortgage Association
REMICs Ser. 15-33, Class AI, IO, 5.00%, 6/25/45	777,940	117,246
REMICs Ser. 23-49, Class IB, IO, 3.50%, 3/25/47	290,798	45,607
REMICs Ser. 23-49, Class IA, IO, 3.00%, 8/25/46	867,561	102,923
REMICs Ser. 21-12, Class NI, IO, 2.50%, 3/25/51	3,694,374	602,626
REMICs IFB Ser. 10-35, Class SG, IO,
((-1 x US 30 Day Average SOFR) + 6.29%),
0.948%, 4/25/40	250,867	27,454
REMICs IFB Ser. 19-3, Class SA, IO,
((-1 x US 30 Day Average SOFR) + 5.99%),
0.648%, 2/25/49	2,141,698	172,085
REMICs IFB Ser. 18-94, Class SA, IO,
((-1 x US 30 Day Average SOFR) + 5.99%),
0.648%, 1/25/49	507,935	36,886
REMICs IFB Ser. 20-12, Class SK, IO,
((-1 x US 30 Day Average SOFR) + 5.94%),
0.598%, 3/25/50	947,995	110,318
REMICs IFB Ser. 16-8, Class SA, IO,
((-1 x US 30 Day Average SOFR) + 5.94%),
0.598%, 3/25/46	1,875,711	203,133
Interest Strip Ser. 372, Class 1, PO,
zero %, 8/25/36	7,457	6,081
Government National Mortgage Association
FRB Ser. 23-152, Class FB, IO, 6.488%, 4/20/51 W	251,285	251,283
Ser. 09-79, Class IC, IO, 6.00%, 8/20/39	295,468	38,248
Ser. 14-180, IO, 5.00%, 12/20/44	837,353	170,544
Ser. 14-76, IO, 5.00%, 5/20/44	242,783	48,402
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	127,135	26,138
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	1,028,622	213,758
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	539,126	111,173
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	187,497	34,951
Ser. 20-46, Class MI, IO, 4.00%, 4/20/50	748,340	136,320
Ser. 15-149, Class KI, IO, 4.00%, 10/20/45	525,489	93,416
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	683,769	126,227
Ser. 14-2, Class IL, IO, 4.00%, 1/16/44	677,335	112,620
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	408,768	70,070
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42	1,472,486	256,595
Ser. 19-158, Class PI, IO, 3.50%, 12/20/49	1,193,911	213,173
Ser. 12-136, IO, 3.50%, 11/20/42	626,041	89,683
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	444,152	71,874
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	210,939	11,953
Ser. 14-100, Class JI, IO, 3.50%, 7/16/29	379,733	17,137
Ser. 16-H11, Class HI, IO, 2.079%, 1/20/66 W	1,460,941	39,581

	Principal
MORTGAGE-BACKED SECURITIES (29.5%)* cont.	amount	Value

Agency collateralized mortgage obligations cont.
Government National Mortgage Association
IFB Ser. 23-66, Class PS, ((-2.5 x US 30 Day
Average SOFR) + 15.38%), 2.031%, 5/20/53	$474,548	$471,912
Ser. 15-H12, Class AI, IO, 1.824%, 5/20/65 W	1,532,502	48,121
Ser. 15-H12, Class GI, IO, 1.821%, 5/20/65 W	1,752,410	72,375
Ser. 15-H20, Class AI, IO, 1.811%, 8/20/65 W	857,133	29,228
Ser. 15-H10, Class CI, IO, 1.783%, 4/20/65 W	1,035,279	37,167
Ser. 15-H12, Class EI, IO, 1.67%, 4/20/65 W	2,141,747	68,964
Ser. 16-H14, IO, 1.655%, 6/20/66 W	1,881,492	49,681
Ser. 15-H25, Class AI, IO, 1.576%, 9/20/65 W	1,717,286	47,225
Ser. 15-H01, Class CI, IO, 1.547%, 12/20/64 W	539,262	11,258
Ser. 14-H11, Class GI, IO, 1.494%, 6/20/64 W	3,511,657	101,469
Ser. 10-H19, Class GI, IO, 1.426%, 8/20/60 W	1,133,159	35,555
IFB Ser. 23-84, Class UA, ((-2 x US 30 Day
Average SOFR) + 12.00%), 1.325%, 6/20/53	242,080	218,457
IFB Ser. 20-112, Class MS, IO, ((-1 x CME Term
SOFR 1 Month) + 6.19%), 0.828%, 8/20/50	4,025,734	534,899
Ser. 16-H23, Class MI, IO, 0.802%, 10/20/66 W	5,542,741	184,359
Ser. 16-H23, Class NI, IO, 0.769%, 10/20/66 W	3,406,229	145,446
IFB Ser. 12-149, Class GS, IO, ((-1 x CME Term
SOFR 1 Month) + 6.09%), 0.728%, 12/20/42	1,083,897	104,661
IFB Ser. 14-131, Class BS, IO, ((-1 x CME Term
SOFR 1 Month) + 6.09%), 0.727%, 9/16/44	652,842	89,509
Ser. 16-H24, Class JI, IO, 0.717%, 11/20/66 W	783,940	38,682
IFB Ser. 19-123, Class SL, IO, ((-1 x CME Term
SOFR 1 Month) + 6.04%), 0.678%, 10/20/49	1,092,789	111,420
IFB Ser. 18-168, Class KS, IO, ((-1 x CME Term
SOFR 1 Month) + 6.04%), 0.678%, 12/20/48	1,108,726	117,800
IFB Ser. 20-32, Class GS, IO, ((-1 x CME Term
SOFR 1 Month) + 5.99%), 0.628%, 3/20/50	863,153	97,887
IFB Ser. 20-11, Class SY, IO, ((-1 x CME Term
SOFR 1 Month) + 5.99%), 0.628%, 1/20/50	727,856	78,441
IFB Ser. 19-83, Class JS, IO, ((-1 x CME Term
SOFR 1 Month) + 5.99%), 0.628%, 7/20/49	866,618	94,106
IFB Ser. 19-83, Class SW, IO, ((-1 x CME Term
SOFR 1 Month) + 5.99%), 0.628%, 7/20/49	884,537	100,094
IFB Ser. 19-20, Class SB, IO, ((-1 x CME Term
SOFR 1 Month) + 5.99%), 0.628%, 2/20/49	951,288	100,533
IFB Ser. 18-155, Class SE, IO, ((-1 x CME Term
SOFR 1 Month) + 5.99%), 0.628%, 11/20/48	582,253	58,728
IFB Ser. 20-55, Class SA, IO, ((-1 x CME Term
SOFR 1 Month) + 5.94%), 0.578%, 4/20/50	1,652,534	173,780
IFB Ser. 19-44, Class SA, IO, ((-1 x CME Term
SOFR 1 Month) + 5.94%), 0.578%, 4/20/49	778,559	60,088
IFB Ser. 19-119, Class KS, IO, ((-1 x CME Term
SOFR 1 Month) + 5.94%), 0.577%, 9/16/49	1,336,937	184,934
IFB Ser. 19-121, Class SD, IO, ((-1 x CME Term
SOFR 1 Month) + 5.89%), 0.528%, 10/20/49	132,600	17,302
FRB Ser. 15-H16, Class XI, IO, 0.514%, 7/20/65 W	846,459	44,185
Ser. 15-H25, Class CI, IO, 0.443%, 10/20/65 W	1,132,326	43,142
Ser. 17-H12, Class QI, IO, 0.299%, 5/20/67 W	1,489,845	56,012
Ser. 17-H18, Class CI, IO, 0.221%, 9/20/67 W	1,463,385	108,061
Ser. 19-H02, Class DI, IO, 0.139%, 11/20/68 W	2,238,036	112,023
Ser. 15-H13, Class AI, IO, 0.087%, 6/20/65 W	1,864,084	80,079
Ser. 15-H04, Class AI, IO, 0.029%, 12/20/64 W	1,590,213	49,117
Ser. 17-H10, Class MI, IO, 0.02%, 4/20/67 W	1,895,333	63,873
Ser. 17-H08, Class NI, IO, 0.019%, 3/20/67 W	1,841,979	70,548
		9,797,799
Commercial mortgage-backed securities (14.2%)
ACRES Commercial Realty, Ltd. 144A FRB
Ser. 21-FL1, Class A, (CME Term SOFR 1 Month
+ 1.31%), 6.676%, 6/15/36	319,263	313,330

12	Putnam VT Income Fund

	Principal
MORTGAGE-BACKED SECURITIES (29.5%)* cont.	amount	Value

Commercial mortgage-backed securities cont.
Arbor Realty Commercial Real Estate CLO,
Ltd. 144A FRN Ser. 21-FL2, Class A, (CME Term
SOFR 1 Month + 1.21%), 6.576%, 5/15/36
(Cayman Islands)	$115,000	$113,751
AREIT CRE Trust 144A FRB Ser. 22-CRE6, Class A,
6.588%, 1/20/37 (Cayman Islands)	167,192	165,996
Banc of America Commercial Mortgage Trust
FRB Ser. 15-UBS7, Class B, 4.343%, 9/15/48 W	483,000	430,008
FRB Ser. 07-1, Class XW, IO, 0.313%, 1/15/49 W	54,337	150
BANK FRB Ser. 18-BN13, Class XA, IO,
0.437%, 8/15/61 W	7,032,550	125,562
Barclays Commercial Mortgage Trust 144A FRB
Ser. 19-C5, Class F, 2.601%, 11/15/52 W	234,000	123,669
BDS Ltd. 144A FRB Ser. 21-FL8, Class A, 6.393%,
1/18/36 (Cayman Islands)	268,435	261,456
BDS, Ltd. 144A
FRB Ser. 21-FL10, Class A, (CME Term
SOFR 1 Month + 1.46%), 6.823%, 12/16/36
(Cayman Islands)	316,000	314,187
FRB Ser. 21-FL9, Class A, (CME Term SOFR
1 Month + 1.18%), 6.543%, 11/16/38
(Cayman Islands)	69,589	68,279
Benchmark Mortgage Trust FRB Ser. 18-B1,
Class C, 4.177%, 1/15/51 W	225,000	167,054
Benchmark Mortgage Trust 144A Ser. 19-B13,
Class D, 2.50%, 8/15/57	221,000	120,931
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.249%, 12/15/47 W	72,758	68,393
FRB Ser. 11-C2, Class E, 5.249%, 12/15/47 W	441,000	357,770
Citigroup Commercial Mortgage Trust
FRB Ser. 15-P1, Class C, 4.369%, 9/15/48 W	585,000	516,370
Ser. 16-C3, Class A4, 3.154%, 11/15/49	203,000	189,916
FRB Ser. 14-GC19, Class XA, IO,
0.899%, 3/11/47 W	2,005,014	114
FRB Ser. 14-GC23, Class XA, IO,
0.891%, 7/10/47 W	15,543,992	35,512
COMM Mortgage Trust
Ser. 12-LC4, Class B, 4.934%, 12/10/44 W	147,393	132,065
FRB Ser. 14-CR17, Class C, 4.732%, 5/10/47 W	283,000	236,478
FRB Ser. 14-UBS4, Class C, 4.641%, 8/10/47 W	184,000	129,851
FRB Ser. 18-COR3, Class C, 4.559%, 5/10/51 W	342,000	234,532
FRB Ser. 14-UBS6, Class C, 4.433%, 12/10/47 W	83,000	70,227
Ser. 13-CR12, Class AM, 4.30%, 10/10/46	191,000	156,712
FRB Ser. 15-CR23, Class C, 4.287%, 5/10/48 W	293,000	261,848
FRB Ser. 15-CR23, Class XA, IO,
0.84%, 5/10/48 W	4,151,112	31,142
FRB Ser. 14-UBS6, Class XA, IO,
0.819%, 12/10/47 W	6,671,475	25,078
FRB Ser. 14-LC15, Class XA, IO,
zero %, 4/10/47 W	2,568,055	153
COMM Mortgage Trust 144A
FRB Ser. 12-CR1, Class D, 5.137%, 5/15/45 W	86,647	61,513
FRB Ser. 13-CR13, Class D, 4.991%, 11/10/46 W	389,000	259,096
FRB Ser. 13-CR13, Class E, 4.991%, 11/10/46 W	123,000	53,989
FRB Ser. 14-CR17, Class D, 4.796%, 5/10/47 W	198,000	170,415
FRB Ser. 14-CR19, Class D, 4.629%, 8/10/47 W	178,000	163,549
FRB Ser. 13-CR6, Class D, 3.859%, 3/10/46 W	102,000	75,235
Ser. 13-LC6, Class E, 3.50%, 1/10/46	161,000	125,457
Ser. 17-COR2, Class D, 3.00%, 9/10/50	389,000	252,850
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 07-C2, Class AX, IO, 0.013%, 1/15/49 W	3,118,488	22

	Principal
MORTGAGE-BACKED SECURITIES (29.5%)* cont.	amount	Value

Commercial mortgage-backed securities cont.
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C1, Class C, 4.25%, 4/15/50 W	$310,000	$240,149
FRB Ser. 15-C3, Class XA, IO, 0.663%, 8/15/48 W	13,716,007	115,692
CSAIL Commercial Mortgage Trust 144A FRB
Ser. 15-C1, Class D, 3.75%, 4/15/50 W	306,000	204,230
CSMC Trust FRB Ser. 16-NXSR, Class XA, IO,
0.678%, 12/15/49 W	5,759,445	84,249
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A,
Class D, 5.358%, 8/10/44 W	279,894	239,762
Federal Home Loan Mortgage Corporation
144A Multifamily Structured Credit Risk FRB
Ser. 21-MN3, Class M2, 9.337%, 11/25/51	337,000	312,237
GS Mortgage Securities Corp., II 144A
Ser. 13-GC10, Class C, 4.285%, 2/10/46 W	226,621	217,149
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 5.056%, 1/10/47 W	127,000	116,275
FRB Ser. 14-GC22, Class XA, IO,
0.929%, 6/10/47 W	13,040,376	19,306
FRB Ser. 14-GC18, Class XA, IO,
0.811%, 1/10/47 W	432,842	19
FRB Ser. 15-GS1, Class XA, IO,
0.755%, 11/10/48 W	19,075,872	214,461
FRB Ser. 13-GC13, Class XA, IO,
zero %, 7/10/46 W	7,327,499	73
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.359%, 8/10/43 W	272,000	215,157
FRB Ser. 14-GC24, Class D, 4.518%, 9/10/47 W	510,000	225,899
FRB Ser. 11-GC5, Class XA, IO, zero %, 8/10/44 W	636,481	6
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C22, Class C, 4.559%, 9/15/47 W	126,000	96,240
FRB Ser. 14-C19, Class B, 4.394%, 4/15/47 W	268,000	263,444
Ser. 14-C21, Class AS, 3.997%, 8/15/47	183,000	173,258
FRB Ser. 13-C12, Class C, 3.958%, 7/15/45 W	180,173	163,857
FRB Ser. 14-C25, Class XA, IO,
0.796%, 11/15/47 W	2,680,405	9,304
FRB Ser. 14-C22, Class XA, IO, 0.781%, 9/15/47 W	12,848,881	27,242
FRB Ser. 13-C17, Class XA, IO, 0.329%, 1/15/47 W	305,578	6
JPMBB Commercial Mortgage
Securities Trust 144A
FRB Ser. C14, Class D, 4.15%, 8/15/46 W	382,000	237,717
Ser. 14-C25, Class E, 3.332%, 11/15/47 W	464,000	119,654
JPMDB Commercial Mortgage Securities Trust
FRB Ser. 18-C8, Class C, 4.764%, 6/15/51 W	146,000	116,422
JPMorgan Chase Commercial Mortgage
Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	208,929	200,627
Ser. 13-LC11, Class B, 3.499%, 4/15/46	161,000	137,655
FRB Ser. 13-LC11, Class XA, IO,
0.945%, 4/15/46 W	168,305	10
JPMorgan Chase Commercial Mortgage
Securities Trust 144A
FRB Ser. 11-C3, Class D, 5.526%, 2/15/46 W	148,000	100,559
FRB Ser. 11-C3, Class F, 5.526%, 2/15/46 W	635,000	145,971
FRB Ser. 11-C3, Class B, 5.013%, 2/15/46 W	258,284	240,014
FRB Ser. 12-C6, Class E, 4.964%, 5/15/45 W	288,000	238,827
FRB Ser. 12-LC9, Class D, 3.784%, 12/15/47 W	127,000	102,461
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46
(In default) † W	498,000	124,500
FRB Ser. 21-1MEM, Class D, 2.654%, 10/9/42 W	650,000	411,648
FRB Ser. 21-1MEM, Class E, 2.654%, 10/9/42 W	250,000	150,433

Putnam VT Income Fund	13

	Principal
MORTGAGE-BACKED SECURITIES (29.5%)* cont.	amount	Value

Commercial mortgage-backed securities cont.
Ladder Capital Commercial Mortgage Trust 144A
FRB Ser. 17-LC26, Class XA, IO, 1.517%, 7/12/50 W	$5,981,091	$231,606
MF1 Multifamily Housing Mortgage Loan Trust
144A FRB Ser. 21-FL5, Class A, 6.326%, 7/15/36	198,136	195,190
MF1 Multifamily Housing Mortgage, Ltd.
144A FRB Ser. 21-FL6, Class A, (CME Term
SOFR 1 Month + 1.21%), 6.573%, 7/16/36
(Cayman Islands)	512,377	504,168
Morgan Stanley Bank of America Merrill
Lynch Trust
FRB Ser. 15-C27, Class C, 4.492%, 12/15/47 W	587,000	520,451
FRB Ser. 14-C16, Class B, 4.352%, 6/15/47 W	376,000	342,498
FRB Ser. 15-C23, Class B, 4.138%, 7/15/50 W	355,000	333,014
FRB Ser. 15-C25, Class XA, IO,
1.028%, 10/15/48 W	4,622,076	50,803
FRB Ser. 15-C26, Class XA, IO,
0.963%, 10/15/48 W	3,936,843	34,585
FRB Ser. 14-C17, Class XA, IO, 0.875%, 8/15/47 W	1,859,316	1,770
Morgan Stanley Bank of America Merrill
Lynch Trust 144A
FRB Ser. 14-C14, Class D, 5.037%, 2/15/47 W	235,000	224,271
FRB Ser. 12-C6, Class E, 4.425%, 11/15/45 W	138,000	87,784
FRB Ser. 15-C23, Class D, 4.138%, 7/15/50 W	114,000	98,668
FRB Ser. 13-C10, Class E, 3.997%, 7/15/46 W	683,000	168,599
FRB Ser. 13-C10, Class F, 3.997%, 7/15/46 W	273,000	13,118
Ser. 14-C17, Class E, 3.50%, 8/15/47	290,000	248,896
Ser. 14-C19, Class D, 3.25%, 12/15/47	261,000	225,117
Morgan Stanley Capital I Trust
FRB Ser. 18-L1, Class C, 4.782%, 10/15/51 W	244,000	196,439
Ser. 15-UBS8, Class B, 4.315%, 12/15/48 W	412,000	344,677
Ser. 15-UBS8, Class A4, 3.809%, 12/15/48	181,000	174,188
FRB Ser. 16-BNK2, Class XA, IO,
0.955%, 11/15/49 W	3,234,024	66,700
FRB Ser. 16-UB12, Class XA, IO,
0.648%, 12/15/49 W	8,552,951	129,705
Morgan Stanley Capital I Trust 144A FRB
Ser. 11-C3, Class E, 4.944%, 7/15/49 W	87,246	81,327
Multifamily Connecticut Avenue
Securities Trust 144A
FRB Ser. 20-01, Class M10, 9.202%, 3/25/50	401,869	387,380
FRB Ser. 19-01, Class M10, 8.702%, 10/25/49	763,103	742,082
PFP, Ltd. 144A FRB Ser. 21-8, Class C, 7.276%,
8/9/37 (Cayman Islands)	129,000	123,484
Ready Capital Mortgage Financing, LLC 144A
FRB Ser. 22-FL10, Class AS, 8.426%, 10/25/39	243,000	242,998
FRB Ser. 22-FL8, Class AS, 7.437%, 1/25/37	379,000	378,999
FRB Ser. 22-FL8, Class A, 6.987%, 1/25/37	101,782	100,735
FRB Ser. 21-FL7, Class A, 6.67%, 11/25/36	194,367	192,749
RIAL Issuer, Ltd. 144A FRB Ser. 22-FL8, Class B,
8.608%, 1/19/37 (Bermuda)	345,000	330,444
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A,
Class E, 8.00%, 12/28/38 (In default) †	859,373	9
UBS Commercial Mortgage Trust
FRB Ser. 19-C17, Class XA, IO,
1.457%, 10/15/52 W	4,223,021	259,396
FRB Ser. 17-C7, Class XA, IO, 1.001%, 12/15/50 W	4,261,434	133,509
FRB Ser. 18-C12, Class XA, IO, 0.87%, 8/15/51 W	4,264,820	142,592
UBS-Barclays Commercial Mortgage Trust 144A
Ser. 13-C6, Class E, 3.50%, 4/10/46	150,000	80,054
VMC Finance, LLC 144A FRB Ser. 21-FL4, Class A,
6.573%, 6/16/36	131,441	130,137

	Principal
MORTGAGE-BACKED SECURITIES (29.5%)* cont.	amount	Value

Commercial mortgage-backed securities cont.
Wachovia Bank Commercial Mortgage Trust FRB
Ser. 06-C29, IO, 0.293%, 11/15/48 W	$17,699	$276
Wells Fargo Commercial Mortgage Trust
Ser. 19-C49, Class B, 4.546%, 3/15/52	148,000	124,942
Ser. 15-LC20, Class C, 4.056%, 4/15/50 W	162,000	146,497
FRB Ser. 20-C57, Class C, 4.023%, 8/15/53 W	122,000	100,359
Ser. 16-NXS6, Class A4, 2.918%, 11/15/49	95,000	88,947
FRB Ser. 19-C50, Class XA, IO, 1.41%, 5/15/52 W	2,289,651	131,377
FRB Ser. 17-C41, Class XA, IO,
1.153%, 11/15/50 W	3,175,760	113,619
FRB Ser. 14-LC16, Class XA, IO,
1.038%, 8/15/50 W	5,126,946	1,939
FRB Ser. 18-C43, Class XA, IO, 0.585%, 3/15/51 W	13,703,010	282,216
FRB Ser. 15-LC20, Class XB, IO,
0.482%, 4/15/50 W	13,766,000	69,931
Wells Fargo Commercial Mortgage Trust 144A
Ser. 14-LC16, Class D, 3.938%, 8/15/50	247,000	12,527
Ser. 16-C33, Class D, 3.123%, 3/15/59	288,000	214,983
Ser. 19-C53, Class D, 2.50%, 10/15/52	218,000	126,432
WF-RBS Commercial Mortgage Trust
Ser. 13-C11, Class B, 3.714%, 3/15/45 W	116,984	103,063
FRB Ser. 14-C24, Class XA, IO, 0.834%, 11/15/47 W	5,835,719	18,927
FRB Ser. 14-C22, Class XA, IO, 0.76%, 9/15/57 W	12,803,834	35,748
FRB Ser. 13-C14, Class XA, IO, 0.348%, 6/15/46 W	525,202	13
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class F, 5.00%, 6/15/44 W	402,000	270,443
Ser. 11-C4, Class E, 4.979%, 6/15/44 W	55,000	40,445
FRB Ser. 11-C4, Class C, 4.979%, 6/15/44 W	130,339	119,262
FRB Ser. 12-C10, Class D, 4.394%, 12/15/45 W	327,000	139,296
FRB Ser. 13-C15, Class D, 4.204%, 8/15/46 W	919,000	218,481
		20,955,038
Residential mortgage-backed securities (non-agency) (8.7%)
A&D Mortgage Trust 144A Ser. 23-NQM4,
Class A1, 7.472%, 9/25/68	685,847	693,425
Angel Oak Mortgage Trust 144A Ser. 23-3,
Class A1, 4.80%, 9/26/67	104,578	101,310
Arroyo Mortgage Trust 144A Ser. 19-3, Class M1,
4.204%, 10/25/48 W	330,000	283,950
BRAVO Residential Funding Trust 144A
Ser. 23-NQM8, Class A1, 6.394%, 10/25/63	130,677	131,593
Ser. 20-RPL1, Class M1, 3.25%, 5/26/59 W	353,000	319,812
Bunker Hill Loan Depositary Trust 144A FRB
Ser. 20-1, Class A3, 3.253%, 2/25/55 W	332,000	284,914
Chevy Chase Funding, LLC Mortgage-Backed
Certificates 144A FRB Ser. 04-3A, Class A2, (CME
Term SOFR 1 Month + 0.41%), 5.77%, 8/25/35	49,205	45,947
Citigroup Mortgage Loan Trust, Inc. 144A
Ser. 22-A, Class A1, 6.17%, 9/25/62	141,094	137,538
COLT Mortgage Loan Trust 144A
Ser. 23-3, Class A1, 7.18%, 9/25/68	695,992	710,852
Ser. 20-2, Class A2, 3.094%, 3/25/65 W	224,000	215,043
Credit Suisse Mortgage Trust 144A FRB
Ser. 20-RPL3, Class A1, 4.046%, 3/25/60 W	150,554	152,902
Ellington Financial Mortgage Trust 144A FRB
Ser. 20-1, Class A2, 3.149%, 5/25/65 W	179,000	168,161
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN
Ser. 16-DNA3, Class M3, (US 30 Day Average
SOFR + 5.11%), 10.452%, 12/25/28	243,144	258,577
Seasoned Credit Risk Transfer Trust Ser. 19-3,
Class M, 4.75%, 10/25/58 W	370,000	344,339

14	Putnam VT Income Fund

	Principal
MORTGAGE-BACKED SECURITIES (29.5%)* cont.	amount	Value

Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs
FRB Ser. 22-HQA1, Class M2, (US 30 Day
Average SOFR + 5.25%), 10.587%, 3/25/42	$911,000	$971,923
Structured Agency Credit Risk Trust REMICs
FRB Ser. 20-DNA5, Class B1, (US 30 Day Average
SOFR + 4.80%), 10.137%, 10/25/50	405,000	453,853
Structured Agency Credit Risk Trust REMICs
FRB Ser. 22-DNA1, Class M1A, (US 30 Day
Average SOFR + 1.00%), 6.337%, 1/25/42	126,774	126,359
Seasoned Credit Risk Transfer Trust Ser. 19-2,
Class M, 4.75%, 8/25/58 W	235,000	210,235
Seasoned Credit Risk Transfer Trust Ser. 17-3,
Class M2, 4.75%, 7/25/56 W	764,000	714,938
Federal National Mortgage Association
Connecticut Avenue Securities FRB
Ser. 17-C01, Class 1EB1, (US 30 Day Average
SOFR + 1.36%), 6.702%, 7/25/29	10,091	10,097
Connecticut Avenue Securities FRB
Ser. 17-C07, Class 1EB2, (US 30 Day Average
SOFR + 1.11%), 6.452%, 5/25/30	101,095	101,209
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB
Ser. 19-R02, Class 1B1, (US 30 Day Average
SOFR + 4.26%), 9.602%, 8/25/31	54,981	58,105
Connecticut Avenue Securities Trust FRB
Ser. 22-R02, Class 2M2, (US 30 Day Average
SOFR + 3.00%), 8.337%, 1/25/42	1,084,000	1,099,287
Connecticut Avenue Securities Trust FRB
Ser. 19-R01, Class 2M2, (US 30 Day Average
SOFR + 2.56%), 7.902%, 7/25/31	5,686	5,709
Connecticut Avenue Securities Trust FRB
Ser. 19-HRP1, Class M2, (US 30 Day Average
SOFR + 2.26%), 7.602%, 11/25/39	75,512	76,199
Connecticut Avenue Securities Trust FRB
Ser. 20-R01, Class 1M2, (US 30 Day Average
SOFR + 2.16%), 7.502%, 1/25/40	114,698	116,114
Connecticut Avenue Securities Trust FRB
Ser. 20-R02, Class 2M2, (US 30 Day Average
SOFR + 2.11%), 7.452%, 1/25/40	95,924	96,644
Finance of America HECM Buyout 144A
Ser. 22-HB2, Class A1A, 4.00%, 8/1/32 W	152,066	148,358
GCAT Trust 144A Ser. 20-NQM2, Class A3,
2.935%, 4/25/65	39,790	37,552
Imperial Fund Mortgage Trust 144A
Ser. 22-NQM7, Class A1, 7.369%, 11/25/67	352,551	358,794
JP Morgan Mortgage Trust 144A FRB Ser. 23-HE3,
Class A1, (US 30 Day Average SOFR + 1.60%),
6.937%, 5/25/54	580,000	580,000
Morgan Stanley Resecuritization Trust 144A
Ser. 15-R4, Class CB1, 4.761%, 8/26/47 W	91,096	87,829
New Residential Mortgage Loan Trust 144A FRB
Ser. 20-NQM2, Class A2, 2.891%, 5/24/60 W	212,000	188,606
NYMT Loan Trust 144A Ser. 22-SP1, Class A1,
5.25%, 7/25/62	149,301	145,929
OBX Trust 144A Ser. 23-NQM7, Class A1,
6.844%, 4/25/63	476,445	483,537
Onslow Bay Financial, LLC Trust 144A
Ser. 22-NQM7, Class A1, 5.35%, 8/25/62	266,720	266,408
PRKCM Trust 144A Ser. 23-AFC2, Class A1,
6.482%, 6/25/58	698,335	703,635
Residential Mortgage Loan Trust 144A Ser. 20-2,
Class A3, 2.911%, 5/25/60 W	464,000	424,703

	Principal
MORTGAGE-BACKED SECURITIES (29.5%)* cont.	amount	Value

Residential mortgage-backed securities (non-agency) cont.
RMF Proprietary Issuance Trust 144A Ser. 22-3,
Class A, 4.00%, 8/25/62 W	$116,000	$93,093
Towd Point Mortgage Trust 144A Ser. 18-5,
Class M1, 3.25%, 7/25/58 W	153,000	125,789
Verus Securitization Trust 144A Ser. 20-INV1,
Class A3, 3.889%, 3/25/60 W	100,000	96,174
Visio Trust 144A Ser. 22-1, Class A2,
5.85%, 8/25/57	129,553	129,395
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR13, Class A1C4, (CME Term SOFR
1 Month + 0.97%), 6.33%, 10/25/45	649,585	617,973
FRB Ser. 05-AR17, Class A1B2, (CME Term SOFR
1 Month + 0.93%), 6.29%, 12/25/45	502,869	450,085
		12,826,895

Total mortgage-backed securities (cost $49,713,938)		$43,579,732

	Principal
COLLATERALIZED LOAN OBLIGATIONS (3.3%)*	amount	Value

AGL CLO 17, Ltd. 144A FRB Ser. 22-17A, Class A,
(CME Term SOFR 3 Month + 1.33%), 6.742%,
1/21/35 (Cayman Islands)	$250,000	$249,304
Apex Credit CLO, Ltd. 144A FRB Ser. 21-2A,
Class A1R, (CME Term SOFR 3 Month + 1.41%),
6.79%, 10/25/32 (Cayman Islands)	150,000	148,548
Black Diamond CLO, Ltd. 144A FRB Ser. 21-1A,
Class A1A, (CME Term SOFR 3 Month + 1.51%),
6.924%, 11/22/34 (Cayman Islands)	250,000	246,635
BlueMountain CLO XXXII, Ltd. 144A FRB
Ser. 21-32A, Class A, (CME Term SOFR 3 Month
+ 1.43%), 6.825%, 10/15/34 (Cayman Islands)	250,000	249,997
CIFC Funding, Ltd. 144A FRB Ser. 21-1A,
Class BRR, (CME Term SOFR 3 Month + 1.96%),
7.374%, 10/21/31	250,000	248,166
Crown Point CLO 10, Ltd. 144A FRB Ser. 21-10A,
Class A, (CME Term SOFR 3 Month + 1.43%),
6.847%, 7/20/34 (Cayman Islands)	250,000	249,215
Diameter Capital CLO 1, Ltd. 144A FRB Ser. 21-1A,
Class A1A, (CME Term SOFR 3 Month + 1.50%),
6.895%, 7/15/36	250,000	249,559
Ellington CLO III, Ltd. 144A FRB Ser. 18-3A,
Class A1, (CME Term SOFR 3 Month + 1.91%),
7.327%, 7/20/30	170,723	170,766
Elmwood CLO 19, Ltd. 144A FRB Ser. 23-6A,
Class AR, (CME Term SOFR 3 Month + 1.70%),
7.097%, 10/17/36 (Cayman Islands)	250,000	250,844
Galaxy XX CLO, Ltd. 144A FRB Ser. 18-20A,
Class AR, (CME Term SOFR 3 Month + 1.26%),
6.677%, 4/20/31 (Cayman Islands)	227,633	227,297
HalseyPoint CLO 4, Ltd. 144A FRB Ser. 21-4A,
Class A, (CME Term SOFR 3 Month + 1.48%),
6.897%, 4/20/34 (Cayman Islands)	250,000	248,787
Hayfin US XII, Ltd. 144A FRB Ser. 18-9A, Class BR,
(CME Term SOFR 3 Month + 2.06%), 7.452%,
4/28/31 (Cayman Islands)	200,000	199,528
Hayfin US XIV, Ltd. 144A FRB Ser. 21-14A, Class A1,
(CME Term SOFR 3 Month + 1.49%), 6.907%,
7/20/34 (Cayman Islands)	150,000	149,767
ICG US CLO, Ltd. 144A FRB Ser. 21-1A,
Class ARR, (CME Term SOFR 3 Month + 1.43%),
6.822%, 7/28/34	250,000	249,988
Magnetite Xxix, Ltd. 144A FRB Ser. 21-29A,
Class A, (CME Term SOFR 3 Month + 1.25%),
6.645%, 1/15/34 (Cayman Islands)	250,000	249,324

Putnam VT Income Fund	15

COLLATERALIZED LOAN	Principal
OBLIGATIONS (3.3%)* cont.	amount	Value

Magnetite XXXVII, Ltd. 144A FRB Ser. 23-37A,
Class A, (CME Term SOFR 3 Month + 1.65%),
7.076%, 10/20/36 (Cayman Islands)	$250,000	$249,553
Marathon CLO XIII, Ltd. 144A FRB Ser. 21-1A,
Class AANR, (CME Term SOFR 3 Month + 1.58%),
6.975%, 4/15/32 (Cayman Islands)	100,000	99,338
Park Avenue Institutional Advisers CLO, Ltd.
144A FRB Ser. 19-1A, Class A2A, (CME Term
SOFR 3 Month + 2.26%), 7.641%, 5/15/32
(Cayman Islands)	250,000	249,977
Rockland Park CLO, Ltd. 144A FRB Ser. 21-1A,
Class B, (CME Term SOFR 3 Month + 1.91%),
7.327%, 4/20/34 (Cayman Islands)	250,000	249,309
Sound Point CLO XXIII, Ltd. 144A FRB Ser. 21-2A,
Class AR, (CME Term SOFR 3 Month + 1.43%),
6.825%, 7/15/34 (Cayman Islands)	250,000	248,572
Venture 37 CLO, Ltd. 144A FRB Ser. 21-37A,
Class A1R, (CME Term SOFR 3 Month + 1.41%),
6.805%, 7/15/32 (Cayman Islands)	250,000	246,817
Venture CLO, Ltd. 144A FRB Ser. 23-48A, Class A1,
(CME Term SOFR 3 Month + 1.85%), 7.272%,
10/20/36 (Jersey)	150,000	150,115
Total collateralized loan obligations (cost $4,851,042)		$4,881,406

	Principal
ASSET-BACKED SECURITIES (0.8%)*	amount	Value

Mello Warehouse Securitization Trust 144A
FRB Ser. 21-3, Class D, (CME Term SOFR 1 Month
+ 2.11%), 7.47%, 10/22/24	$347,000	$342,183
NewRez Warehouse Securitization Trust 144A
FRB Ser. 21-1, Class C, (CME Term SOFR 1 Month
+ 1.16%), 6.52%, 5/7/24	260,000	258,803
FRB Ser. 21-1, Class A, (CME Term SOFR 1 Month
+ 0.86%), 6.22%, 5/7/24	268,667	268,163
Station Place Securitization Trust 144A FRB
Ser. 23-2, Class A1, (CME Term SOFR 1 Month
+ 0.95%), 6.306%, 6/29/24	325,000	324,886
Total asset-backed securities (cost $1,176,911)		$1,194,035

		Principal
		amount/
SHORT-TERM INVESTMENTS (16.9%)*		shares	Value
Putnam Short Term Investment Fund
Class P 5.53% L	Shares	22,700,905	$22,700,905
State Street Institutional U.S. Government
Money Market Fund, Premier Class 5.32% P	Shares	941,000	941,000
U.S. Treasury Bills 5.457%, 1/23/24 # ∆		$1,300,000	1,296,005
Total short-term investments (cost $24,937,696)			$24,937,910

Total investments (cost $182,976,223)			$174,995,381

Key to holding’s abbreviations

BKNT	Bank Note
bp	Basis Points
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes

IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold
or delivered within the United States except pursuant to an
exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2023 through December 31, 2023 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $147,797,872.

† This security is non-income-producing.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $1,179,619 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

∆   This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $33,874 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

##  Forward commitment, in part or in entirety (Note 1).

i This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

R Real Estate Investment Trust.

W The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

16	Putnam VT Income Fund

					Unrealized
	Number of	Notional		Expiration	appreciation/
FUTURES CONTRACTS OUTSTANDING at 12/31/23	contracts	amount	Value	date	(depreciation)
U.S. Treasury Bond 30 yr (Long)	37	$4,622,688	$4,622,688	Mar-24	$326,550
U.S. Treasury Bond Ultra 30 yr (Long)	67	8,950,781	8,950,782	Mar-24	803,029
U.S. Treasury Note 2 yr (Long)	13	2,676,883	2,676,883	Mar-24	27,619
U.S. Treasury Note 2 yr (Short)	142	29,239,797	29,239,797	Mar-24	(302,476)
U.S. Treasury Note 5 yr (Long)	135	14,684,414	14,684,414	Mar-24	337,196
U.S. Treasury Note 5 yr (Short)	33	3,589,523	3,589,523	Mar-24	(83,606)
U.S. Treasury Note 10 yr (Long)	94	10,611,719	10,611,719	Mar-24	348,648
U.S. Treasury Note 10 yr (Short)	19	2,144,922	2,144,922	Mar-24	(72,183)
U.S. Treasury Note Ultra 10 yr (Long)	23	2,714,359	2,714,359	Mar-24	120,878
Unrealized appreciation					1,963,920
Unrealized (depreciation)					(458,265)
Total					$1,505,655

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 12/31/23

Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)
Bank of America N.A.
1.8838/US SOFR/Apr-34 (Purchased)	Apr-24/1.8838	$8,461,600	$(61,889)	$(56,608)
(3.63)/US SOFR/Mar-26 (Written)	Mar-24/3.63	7,536,600	93,831	68,357
3.63/US SOFR/Mar-26 (Written)	Mar-24/3.63	7,536,600	93,831	40,547
3.1625/US SOFR/Mar-37 (Written)	Mar-27/3.1625	3,623,000	249,987	906
(3.1625)/US SOFR/Mar-37 (Written)	Mar-27/3.1625	3,623,000	249,987	65,214
(4.225)/US SOFR/Nov-36 (Purchased)	Nov-26/4.225	2,384,900	(122,107)	(42,022)
3.725/US SOFR/Nov-36 (Purchased)	Nov-26/3.725	2,384,900	(116,622)	54,018
(3.03)/US SOFR/Feb-33 (Written)	Feb-28/3.03	2,267,900	86,180	14,401
3.03/US SOFR/Feb-33 (Written)	Feb-28/3.03	2,267,900	86,180	(13,675)
(0.9876)/US SOFR/Mar-50 (Purchased)	Mar-30/0.9876	2,259,800	(729,823)	50,913
0.9876/US SOFR/Mar-50 (Purchased)	Mar-30/0.9876	2,259,800	(49,087)	(14,598)
3.03/US SOFR/Mar-36 (Purchased)	Mar-26/3.03	1,655,000	(105,837)	(39,025)
(3.03)/US SOFR/Mar-36 (Purchased)	Mar-26/3.03	1,655,000	(105,837)	1,506
Barclays Bank PLC
1.945/US SOFR/Jun-51 (Purchased)	Jun-31/1.945	1,797,000	(96,858)	(18,293)
(1.945)/US SOFR/Jun-51 (Purchased)	Jun-31/1.945	1,797,000	(380,964)	31,879
Citibank, N.A.
3.518/US SOFR/Mar-34 (Purchased)	Mar-24/3.518	1,544,700	(29,027)	5,561
(3.233)/US SOFR/Mar-34 (Written)	Mar-24/3.233	1,544,700	14,482	(2,657)
3.803/US SOFR/Mar-34 (Written)	Mar-24/3.803	1,544,700	14,224	4,232
Deutsche Bank AG
(2.98)/US SOFR/Mar-35 (Written)	Mar-30/2.98	2,808,650	629,643	33,788
2.98/US SOFR/Mar-35 (Written)	Mar-30/2.98	2,808,650	629,643	(15,532)
(3.19)/US SOFR/Mar-38 (Written)	Mar-28/3.19	507,300	35,333	7,016
3.19/US SOFR/Mar-38 (Written)	Mar-28/3.19	507,300	35,333	(2,628)
Goldman Sachs International
2.40/US SOFR/May-57 (Purchased)	May-27/2.40	6,195,600	(188,346)	132,772
2.525/US SOFR/Mar-47 (Purchased)	Mar-27/2.525	785,300	(46,215)	(12,777)
(2.525)/US SOFR/Mar-47 (Purchased)	Mar-27/2.525	785,300	(110,727)	14,104
JPMorgan Chase Bank N.A.
(3.475)/US SOFR/Dec-38 (Written)	Dec-28/3.475	1,157,700	77,682	(1,436)
3.475/US SOFR/Dec-38 (Written)	Dec-28/3.475	1,157,700	77,682	(1,737)
3.1525/US SOFR/Mar-40 (Written)	Mar-30/3.1525	334,800	26,533	(2,133)
(3.1525)/US SOFR/Mar-40 (Written)	Mar-30/3.1525	334,800	26,533	5,969

Putnam VT Income Fund	17

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 12/31/23 cont.

Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)
Mizuho Capital Markets LLC
(4.0475)/US SOFR/Aug-36 (Purchased)	Aug-26/4.0475	$711,600	$(37,003)	$(12,033)
3.5475/US SOFR/Aug-36 (Purchased)	Aug-26/3.5475	711,600	(35,616)	8,689
Toronto-Dominion Bank
2.118/US SOFR/Mar-41 (Purchased)	Mar-31/2.118	412,400	(13,733)	(1,959)
(2.118)/US SOFR/Mar-41 (Purchased)	Mar-31/2.118	412,400	(54,679)	4,108
Unrealized appreciation				543,980
Unrealized (depreciation)				(237,113)
Total				$306,867

TBA SALE COMMITMENTS OUTSTANDING at 12/31/23		Principal	Settlement
(proceeds receivable $5,835,449)		amount	date	Value
Government National Mortgage Association, 3.50%, 1/1/54		$1,000,000	1/22/24	$931,438
Uniform Mortgage-Backed Securities, 6.00%, 1/1/54		3,000,000	1/16/24	3,047,813
Uniform Mortgage-Backed Securities, 4.50%, 1/1/54		2,000,000	1/16/24	1,940,312
Total				$5,919,563

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/23

		Upfront				Unrealized
		premium	Termination	Payments	Payments	appreciation/
Notional amount	Value	received (paid)	date	made by fund	received by fund	(depreciation)
$9,889,000	$108,482 E	$(80,881)	3/20/26	US SOFR — Annually	4.40% — Annually	$27,601
26,003,000	793,352 E	676,751	3/20/29	4.10% — Annually	US SOFR — Annually	(116,662)
1,829,000	58,638 E	(51,814)	3/20/34	US SOFR — Annually	3.80% — Annually	6,824
5,305,000	217,717 E	(210,131)	3/20/54	US SOFR — Annually	3.50% — Annually	7,586
4,012,000	145,315 E	150,218	3/20/34	3.85% — Annually	US SOFR — Annually	4,904
1,564,000	32,031	(21)	12/15/33	3.712% — Annually	US SOFR — Annually	(30,863)
Total		$484,122				$(100,610)

E Extended effective date.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/23

		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Bank of America N.A.
CMBX NA BBB–.6 Index	BB/P	$3,281	$22,271	$2,898	5/11/63	300 bp — Monthly	$397
CMBX NA BBB–.6 Index	BB/P	6,388	49,183	6,399	5/11/63	300 bp — Monthly	18
CMBX NA BBB–.6 Index	BB/P	7,467	60,783	7,908	5/11/63	300 bp — Monthly	(405)
Citigroup Global Markets, Inc.
CMBX NA BB.13 Index	BB–/P	51,734	121,000	46,440	12/16/72	500 bp — Monthly	5,412
CMBX NA BB.14 Index	BB–/P	3,728	34,000	12,570	12/16/72	500 bp — Monthly	(8,809)
CMBX NA BB.6 Index	B+/P	24,342	83,378	24,488	5/11/63	500 bp — Monthly	(65)
CMBX NA BB.7 Index	B-/P	204,015	558,211	198,891	1/17/47	500 bp — Monthly	5,749
CMBX NA BB.9 Index	B/P	38,701	92,000	35,116	9/17/58	500 bp — Monthly	3,674
CMBX NA BBB–.11 Index	BBB–/P	16,380	78,000	12,925	11/18/54	300 bp — Monthly	3,501
CMBX NA BBB–.15 Index	BBB–/P	460	2,000	369	11/18/64	300 bp — Monthly	93
Credit Suisse International
CMBX NA A.7 Index	A-/P	275	3,175	378	1/17/47	200 bp — Monthly	(101)
CMBX NA BB.7 Index	B-/P	16,586	100,754	35,899	1/17/47	500 bp — Monthly	(19,200)
CMBX NA BBB–.7 Index	BB/P	4,347	32,681	6,209	1/17/47	300 bp — Monthly	(1,837)
CMBX NA BBB–.7 Index	BB/P	18,774	150,925	28,676	1/17/47	300 bp — Monthly	(9,784)
Goldman Sachs International
CMBX NA BBB–.11 Index	BBB–/P	186	1,000	166	11/18/54	300 bp — Monthly	21
CMBX NA BBB–.7 Index	BB/P	52,535	256,097	48,658	1/17/47	300 bp — Monthly	4,036
JPMorgan Securities LLC
CMBX NA BB.10 Index	B-/P	5,777	72,000	30,751	5/11/63	500 bp — Monthly	(24,904)
CMBX NA BB.7 Index	B-/P	120,945	200,696	71,508	1/17/47	500 bp — Monthly	49,662
CMBX NA BBB–.8 Index	BB–/P	9,044	58,000	8,723	10/17/57	300 bp — Monthly	355

18	Putnam VT Income Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/23 cont.

		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Merrill Lynch International
CMBX NA A.13 Index	A-/P	$5,996	$46,000	$4,434	12/16/72	200 bp — Monthly	$1,579
CMBX NA A.13 Index	A-/P	6,123	46,000	4,434	12/16/72	200 bp — Monthly	1,707
CMBX NA BB.6 Index	B+/P	5,518	16,080	4,723	5/11/63	500 bp — Monthly	811
Morgan Stanley & Co. International PLC
CMBX NA A.13 Index	A-/P	2,902	23,000	2,217	12/16/72	200 bp — Monthly	694
CMBX NA A.7 Index	A-/P	749	5,896	701	1/17/47	200 bp — Monthly	51
CMBX NA BB.13 Index	BB–/P	79,378	176,000	67,549	12/16/72	500 bp — Monthly	12,001
CMBX NA BBB–.13 Index	BBB–/P	28,310	89,000	21,485	12/16/72	300 bp — Monthly	6,877
Upfront premium received		713,941		Unrealized appreciation			96,638
Upfront premium (paid)		—		Unrealized (depreciation)			(65,105)
Total		$713,941		Total			$31,533

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at December 31, 2023. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/23

	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA A.7 Index	$(148)	$9,071	$1,079	1/17/47	(200 bp) — Monthly	$925
CMBX NA BB.10 Index	(216,255)	466,000	199,029	11/17/59	(500 bp) — Monthly	(17,679)
CMBX NA BB.8 Index	(3,897)	8,698	3,561	10/17/57	(500 bp) — Monthly	(345)
CMBX NA BBB–.12 Index	(101,030)	356,000	83,375	8/17/61	(300 bp) — Monthly	(17,862)
CMBX NA BBB–.13 Index	(25,482)	89,000	21,485	12/16/72	(300 bp) — Monthly	(4,049)
CMBX NA BBB–.6 Index	(53,386)	132,237	17,204	5/11/63	(300 bp) — Monthly	(36,261)
Credit Suisse International
CMBX NA BB.10 Index	(18,670)	157,000	67,055	11/17/59	(500 bp) — Monthly	48,232
CMBX NA BB.10 Index	(20,948)	157,000	67,055	11/17/59	(500 bp) — Monthly	45,955
CMBX NA BB.10 Index	(10,317)	83,000	35,449	11/17/59	(500 bp) — Monthly	25,052
CMBX NA BB.7 Index	(76,651)	378,641	134,910	1/17/47	(500 bp) — Monthly	57,835
CMBX NA BB.7 Index	(54,971)	242,135	86,273	1/17/47	(500 bp) — Monthly	31,031
Goldman Sachs International
CMBX NA BB.10 Index	(47,741)	106,000	45,273	11/17/59	(500 bp) — Monthly	(2,571)
CMBX NA BB.7 Index	(78,564)	223,447	79,614	1/17/47	(500 bp) — Monthly	832
CMBX NA BB.9 Index	(9,603)	24,000	9,161	9/17/58	(500 bp) — Monthly	(465)
JPMorgan Securities LLC
CMBX NA BB.11 Index	(85,971)	99,459	29,211	5/11/63	(500 bp) — Monthly	(56,857)
CMBX NA BBB–.11 Index	(4,846)	44,000	7,291	11/18/54	(300 bp) — Monthly	2,419
CMBX NA BBB–.7 Index	(81,697)	206,779	39,288	1/17/47	(300 bp) — Monthly	(42,570)
Merrill Lynch International
CMBX NA BB.10 Index	(8,592)	151,000	64,492	11/17/59	(500 bp) — Monthly	55,753
CMBX NA BB.7 Index	(20,471)	95,879	34,162	1/17/47	(500 bp) — Monthly	13,584
CMBX NA BBB–.7 Index	(11,964)	86,752	16,483	1/17/47	(300 bp) — Monthly	4,451
Morgan Stanley & Co. International PLC
CMBX NA BB.10 Index	(120,541)	254,000	108,483	11/17/59	(500 bp) — Monthly	(12,305)
CMBX NA BB.9 Index	(28,800)	68,000	25,956	9/17/58	(500 bp) — Monthly	(2,910)
CMBX NA BBB–.10 Index	(6,467)	20,000	4,796	11/17/59	(300 bp) — Monthly	(1,683)
CMBX NA BBB–.11 Index	(8,537)	35,000	5,800	11/18/54	(300 bp) — Monthly	(2,758)
CMBX NA BBB–.12 Index	(117,376)	369,000	86,420	8/17/61	(300 bp) — Monthly	(31,171)

Putnam VT Income Fund	19

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/23 cont.

	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
CMBX NA BBB–.7 Index	$(28,879)	$130,128	$24,724	1/17/47	(300 bp) — Monthly	$(4,256)
CMBX NA BBB–.8 Index	(73,694)	358,000	53,843	10/17/57	(300 bp) — Monthly	(20,315)
Upfront premium received	—			Unrealized appreciation		286,069
Upfront premium (paid)	(1,315,498)			Unrealized (depreciation)		(254,057)
Total	$(1,315,498)			Total		$32,012

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$1,194,035	$—
Collateralized loan obligations	—	4,881,406	—
Corporate bonds and notes	—	50,342,491	—
Mortgage-backed securities	—	43,579,732	—
U.S. government and agency mortgage obligations	—	49,832,607	—
U.S. treasury obligations	—	227,200	—
Short-term investments	941,000	23,996,910	—
Totals by level	$941,000	$174,054,381	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$1,505,655	$—	$—
Forward premium swap option contracts	—	306,867	—
TBA sale commitments	—	(5,919,563)	—
Interest rate swap contracts	—	(584,732)	—
Credit default contracts	—	665,102	—
Totals by level	$1,505,655	$(5,532,326)	$—

The accompanying notes are an integral part of these financial statements.

20	Putnam VT Income Fund

Statement of assets and liabilities
12/31/23

Assets
Investment in securities, at value (Notes 1 and 8):
Unaffiliated issuers (identified cost $160,275,318)	$152,294,476
Affiliated issuers (identified cost $22,700,905) (Note 5)	22,700,905
Interest and other receivables	1,347,351
Receivable for shares of the fund sold	98,433
Receivable for investments sold	266
Receivable for sales of TBA securities (Note 1)	5,848,741
Receivable for variation margin on futures contracts (Note 1)	13,227
Receivable for variation margin on centrally cleared swap contracts (Note 1)	17,243
Unrealized appreciation on forward premium swap option contracts (Note 1)	543,980
Unrealized appreciation on OTC swap contracts (Note 1)	382,707
Premium paid on OTC swap contracts (Note 1)	1,315,498
Deposits with broker (Note 1)	550,311
Receivable from broker (Note 1)	90
Total assets	185,113,228

Liabilities
Payable for investments purchased	429
Payable for purchases of delayed delivery securities (Note 1)	1,014,120
Payable for purchases of TBA securities (Note 1)	27,410,039
Payable for shares of the fund repurchased	74,787
Payable for compensation of Manager (Note 2)	48,011
Payable for custodian fees (Note 2)	15,912
Payable for investor servicing fees (Note 2)	16,798
Payable for Trustee compensation and expenses (Note 2)	119,708
Payable for administrative services (Note 2)	2,061
Payable for distribution fees (Note 2)	13,826
Payable for variation margin on futures contracts (Note 1)	65,273
Payable for variation margin on centrally cleared swap contracts (Note 1)	36,598
Unrealized depreciation on forward premium swap option contracts (Note 1)	237,113
Unrealized depreciation on OTC swap contracts (Note 1)	319,162
Premium received on OTC swap contracts (Note 1)	713,941
TBA sale commitments, at value (proceeds receivable $5,835,449) (Note 1)	5,919,563
Collateral on certain derivative contracts and TBA commitments, at value (Notes 1 and 8)	1,168,200
Other accrued expenses	139,815
Total liabilities	37,315,356

Net assets	$147,797,872

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$236,603,173
Total distributable earnings (Note 1)	(88,805,301)
Total — Representing net assets applicable to capital shares outstanding	$147,797,872

Computation of net asset value Class IA
Net assets	$81,850,791
Number of shares outstanding	9,749,257
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$8.40

Computation of net asset value Class IB
Net assets	$65,947,081
Number of shares outstanding	7,952,969
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$8.29

The accompanying notes are an integral part of these financial statements.

Putnam VT Income Fund	21

Statement of operations
Year ended 12/31/23

Investment income
Interest (including interest income of $1,670,516 from investments in affiliated issuers) (Note 5)	$8,647,472
Total investment income	8,647,472

Expenses
Compensation of Manager (Note 2)	586,148
Investor servicing fees (Note 2)	105,218
Custodian fees (Note 2)	61,964
Trustee compensation and expenses (Note 2)	6,631
Distribution fees (Note 2)	168,167
Administrative services (Note 2)	4,771
Auditing and tax fees	126,808
Other	51,874
Total expenses	1,111,581

Expense reduction (Note 2)	(3,616)
Net expenses	1,107,965

Net investment income	7,539,507

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(5,809,232)
Futures contracts (Note 1)	(1,940,817)
Swap contracts (Note 1)	(2,135,262)
Written options (Note 1)	(476,693)
Total net realized loss	(10,362,004)

Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	6,429,047
Futures contracts	1,811,352
Swap contracts	1,283,334
Written options	175,623
Total change in net unrealized appreciation	9,699,356

Net loss on investments	(662,648)

Net increase in net assets resulting from operations	$6,876,859

The accompanying notes are an integral part of these financial statements.

22	Putnam VT Income Fund

Statement of changes in net assets

	Year ended	Year ended
	12/31/23	12/31/22
Decrease in net assets
Operations:
Net investment income	$7,539,507	$6,521,825
Net realized loss on investments	(10,362,004)	(31,096,349)
Change in net unrealized appreciation (depreciation) of investments	9,699,356	(2,878,263)
Net increase (decrease) in net assets resulting from operations	6,876,859	(27,452,787)
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(5,014,154)	(5,743,187)
Class IB	(3,908,177)	(4,841,625)
Decrease from capital share transactions (Note 4)	(7,067,952)	(15,836,604)
Total decrease in net assets	(9,113,424)	(53,874,203)
Net assets:
Beginning of year	156,911,296	210,785,499
End of year	$147,797,872	$156,911,296

The accompanying notes are an integral part of these financial statements.

Putnam VT Income Fund	23

Financial highlights
(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[e]
Class IA
12/31/23	$8.50	.42	(.02)	.40	(.50)	—	(.50)	$8.40	4.96	$81,851.63		5.13	890
12/31/22	10.40	.34	(1.69)	(1.35)	(.55)	—	(.55)	8.50	(13.48)	85,874	.62[f]	3.78	793
12/31/21	11.60	.36	(.87)	(.51)	(.18)	(.51)	(.69)	10.40	(4.44)	111,757.56		3.36	800
12/31/20	11.63	.33	.32	.65	(.58)	(.10)	(.68)	11.60	6.00	126,631.57		2.88	842
12/31/19	10.81	.42	.87	1.29	(.39)	(.08)	(.47)	11.63	12.24	133,986.57		3.71	580
Class IB
12/31/23	$8.39	.39	(.01)	.38	(.48)	—	(.48)	$8.29	4.69	$65,947.88		4.88	890
12/31/22	10.28	.32	(1.69)	(1.37)	(.52)	—	(.52)	8.39	(13.81)	71,037	.87[f]	3.53	793
12/31/21	11.46	.33	(.85)	(.52)	(.15)	(.51)	(.66)	10.28	(4.59)	99,028.81		3.12	800
12/31/20	11.50	.30	.32	.62	(.56)	(.10)	(.66)	11.46	5.72	114,913.82		2.62	842
12/31/19	10.70	.39	.85	1.24	(.36)	(.08)	(.44)	11.50	11.89	116,070.82		3.47	580

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment.

c The charges and expenses at the insurance company separate account level are not reflected.

d Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

e Portfolio turnover includes TBA purchase and sale commitments.

f Includes one-time proxy cost of 0.01%.

The accompanying notes are an integral part of these financial statements.

24	Putnam VT Income Fund

Notes to financial statements 12/31/23

Unless otherwise noted, the “reporting period” represents the period from January 1, 2023 through December 31, 2023. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
Franklin Templeton	Franklin Resources, Inc.
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PIL	Putnam Investments Limited, an affiliate of Putnam
Management
Putnam Management	Putnam Investment Management, LLC, the fund’s
manager, an indirect wholly-owned subsidiary of
Franklin Templeton
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam VT Income Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek high current income consistent with what Putnam Management believes to be prudent risk. The fund invests mainly in bonds that are securitized debt instruments (such as mortgage-backed investments) and related derivative instruments, and other obligations of companies and governments worldwide denominated in U.S. dollars or (to a lesser extent) foreign currencies, are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”) and have intermediate- to long-term maturities (three years or longer). The fund currently has significant investment exposure to residential and commercial mortgage-backed securities. Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. The fund typically uses to a significant extent derivatives, including credit default swaps, interest rate swaps, total return swaps, to-be-announced (TBA) commitments, futures, options and swaptions, including on mortgage-backed securities and indices, and certain foreign currency transactions, for both hedging and non-hedging purposes, including to obtain or adjust exposure to mortgage-backed investments.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s Amended and Restated Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1 — Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a–5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Securities purchased or sold on a forward commitment or delayed delivery basis may be settled at a future date beyond customary settlement time; interest

Putnam VT Income Fund	25

income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts to hedge treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge term structure risk and for yield curve positioning.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

At the close of the reporting period, the fund has deposited cash valued at $550,311 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to gain liquid exposure to individual names, to hedge market risk and to gain exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

26	Putnam VT Income Fund

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $43,369 on open derivative contracts subject to the Master Agreements. Collateral pledged by the fund at period end for these agreements totaled $33,874 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At December 31, 2023, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$48,209,890	$28,054,156	$76,264,046

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from unrealized gains and losses on certain futures contracts, from income on swap contracts and interest-only securities. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $452,524 to increase undistributed net investment income and $452,524 to increase accumulated net realized loss.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$4,538,390
Unrealized depreciation	(24,862,540)
Net unrealized depreciation	(20,324,150)
Undistributed ordinary income	7,783,570
Capital loss carryforward	(76,264,046)
Cost for federal income tax purposes	$191,292,860

Putnam VT Income Fund	27

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 32.4% of the fund is owned by accounts of one insurance company.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.550%	of the first $5 billion,
0.500%	of the next $5 billion,
0.450%	of the next $10 billion,
0.400%	of the next $10 billion,
0.350%	of the next $50 billion,
0.330%	of the next $50 billion,
0.320%	of the next $100 billion and
0.315%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.390% of the fund’s average net assets.

Putnam Management has contractually agreed, through April 30, 2025, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plan, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

PIL is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by PIL.

On January 1, 2024, a subsidiary of Franklin Templeton acquired Putnam U.S. Holdings I, LLC (“Putnam Holdings”), the parent company of Putnam Management and PIL, in a stock and cash transaction (the “Transaction”). As a result of the Transaction, Putnam Management (the investment manager to the fund and a wholly-owned subsidiary of Putnam Holdings) and PIL (sub-adviser to the fund and an indirect, wholly-owned subsidiary of Putnam Holdings) became indirect, wholly-owned subsidiaries of Franklin Templeton. The Transaction also resulted in the automatic termination of the investment management contract between the fund and Putnam Management and the sub-management contract for the fund between Putnam Management and PIL that were in place for the fund before the Transaction. However, Putnam Management and PIL continue to provide uninterrupted services with respect to the fund pursuant to new investment management and sub-management contracts that were approved by fund shareholders at a shareholder meeting held in connection with the Transaction and that took effect on January 1, 2024. The terms of the new investment management and sub-management contracts are substantially similar to those of the previous investment management and sub-management contracts, and the fee rates payable under the new investment management and sub-management contracts are the same as the fee rates under the previous investment management and sub-management contracts.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.07% of the fund’s average daily net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$58,125
Class IB	47,093
Total	$105,218

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $3,616 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $124, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. The expenses related to distribution fees during the reporting period are included in Distribution fees in the Statement of operations.

Note 3 — Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of	Proceeds
	purchases	from sales
Investments in securities, including
TBA commitments (Long-term)	$1,512,937,499	$1,463,313,039
U.S. government securities
(Long-term)	—	—
Total	$1,512,937,499	$1,463,313,039

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

28	Putnam VT Income Fund

Note 4 — Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Year ended 12/31/23		Year ended 12/31/22		Year ended 12/31/23		Year ended 12/31/22
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	361,191	$2,944,636	282,831	$2,606,269	505,082	$4,117,214	1,061,064	$9,824,711
Shares issued in connection with
reinvestment of distributions	617,507	5,014,154	613,588	5,743,187	486,092	3,908,177	522,854	4,841,625
	978,698	7,958,790	896,419	8,349,456	991,174	8,025,391	1,583,918	14,666,336
Shares repurchased	(1,337,404)	(10,886,211)	(1,532,797)	(13,937,951)	(1,502,861)	(12,165,922)	(2,756,109)	(24,914,445)
Net decrease	(358,706)	$(2,927,421)	(636,378)	$(5,588,495)	(511,687)	$(4,140,531)	(1,172,191)	$(10,248,109)

Note 5 — Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares outstanding
	Fair value as of				and fair value as of
Name of affiliate	12/31/22	Purchase cost	Sale proceeds	Investment income	12/31/23
Short-term investments
Putnam Short Term Investment Fund
Class P*	$34,399,865	$52,908,921	$64,607,881	$1,670,516	$22,700,905
Total Short-term investments	34,399,865	52,908,921	$64,607,881	$1,670,516	$22,700,905

*Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6 — Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7 — Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased swap option contracts (contract amount)	$105,500,000
Written swap option contracts (contract amount)	$97,100,000
Futures contracts (number of contracts)	600
Centrally cleared interest rate swap contracts (notional)	$312,600,000
OTC credit default contracts (notional)	$10,400,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging	Statement of assets and		Statement of assets and
instruments under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Credit contracts	Receivables	$1,347,510	Payables	$682,408
	Investments,		Payables,
	Receivables, Net		Net assets —
	assets — Unrealized		Unrealized
Interest rate contracts	appreciation	2,892,737*	depreciation	1,664,947*
Total		$4,240,247		$2,347,355

*Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

Putnam VT Income Fund	29

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging
instruments under ASC 815	Options	Futures	Swaps	Total
Credit contracts	$—	$—	$(71,115)	$(71,115)
Interest rate contracts	391,293	(1,940,817)	(2,064,147)	$(3,613,671)
Total	$391,293	$(1,940,817)	$(2,135,262)	$(3,684,786)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging
instruments under ASC 815	Options	Futures	Swaps	Total
Credit contracts	$—	$—	$250,755	$250,755
Interest rate contracts	(933,844)	1,811,352	1,032,579	$1,910,087
Total	$(933,844)	$1,811,352	$1,283,334	$2,160,842

30	Putnam VT Income Fund

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Putnam VT Income Fund	31

Note 8 — Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Mizuho Capital Markets LLC	Morgan Stanley & Co. International PLC	Toronto-Dominion Bank	Total
Assets:
Centrally cleared interest rate
swap contracts§	$—	$—	$17,243	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$17,243
OTC Credit default contracts —
protection sold*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit default contracts —
protection purchased*#	—	—	—	—	324,927	389,662	—	133,704	—	75,506	114,815	—	308,896	—	1,347,510
Futures contracts§	—	—	—	—	—	—	—	—	—	13,227	—	—	—	—	13,227
Forward premium swap
option contracts#	295,862	31,879	—	9,793	—	—	40,804	146,876	5,969	—	—	8,689	—	4,108	543,980
Total Assets	$295,862	$31,879	$17,243	$9,793	$324,927	$389,662	$40,804	$280,580	$5,969	$88,733	$114,815	$8,689	$308,896	$4,108	$1,921,960
Liabilities:
Centrally cleared interest rate
swap contracts§	—	—	36,598	—	—	—	—	—	—	—	—	—	—	—	36,598
OTC Credit default contracts —
protection sold*#	17,126	—	—	—	329,805	70,904	—	48,664	—	110,653	13,540	—	91,716	—	682,408
OTC Credit default contracts —
protection purchased*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures contracts§	—	—	—	—	—	—	—	—	—	65,273	—	—	—	—	65,273
Forward premium swap
option contracts#	165,928	18,293	—	2,657	—	—	18,160	12,777	5,306	—	—	12,033	—	1,959	237,113
Total Liabilities	$183,054	$18,293	$36,598	$2,657	$329,805	$70,904	$18,160	$61,441	$5,306	$175,926	$13,540	$12,033	$91,716	$1,959	$1,021,392
Total Financial and Derivative
Net Assets	$112,808	$13,586	$(19,355)	$7,136	$(4,878)	$318,758	$22,644	$219,139	$663	$(87,193)	$101,275	$(3,344)	$217,180	$2,149	$900,568
Total collateral
received (pledged)†##	$112,808	$10,000	$—	$—	$—	$260,000	$—	$219,139	$—	$(33,874)	$101,275	$—	$217,180	$—
Net amount	$—	$3,586	$(19,355)	$7,136	$(4,878)	$58,758	$22,644	$—	$663	$(53,319)	$—	$(3,344)	$—	$2,149
Controlled collateral received
(including TBA commitments)**	$119,522	$10,000	$—	$—	$76,000	$260,000	$—	$250,000	$—	$97,000	$107,678	$—	$248,000	$—	$1,168,200
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including
TBA commitments)**	$—	$—	$—	$—	$—	$—	$—	$—	$—	$(33,874)	$—	$—	$—	$—	$(33,874)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $1,179,619 and $550,311, respectively.

32	Putnam VT Income Fund	Putnam VT Income Fund	33

Shareholder meeting results (Unaudited)

October 20, 2023 special meeting

At the meeting, a new Management Contract for your fund with Putnam Investment Management, LLC was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
16,320,716	1,216,499	815,484

At the meeting, a new Sub-Management Contract for your fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
16,166,574	1,272,932	913,193

All tabulations are rounded to the nearest whole number.

34	Putnam VT Income Fund

About the Trustees

Name Year of birth Position held	Principal occupations during past five years	Other directorships	
Independent Trustees			
Liaquat Ahamed Born 1952 Trustee since 2012	Author; won Pulitzer Prize for *Lords of Finance: The Bankers Who Broke the World.*	Chair of the Sun Valley Writers Conference, a literary not-for-profit organization, and a Trustee of the Journal of Philosophy.	
Barbara M. Baumann Born 1955 Trustee since 2010 Vice Chair since 2022	President of Cross Creek Energy Corporation, a strategic consultant to domestic energy firms and direct investor in energy projects.	Director of Devon Energy Corporation, a publicly traded independent natural gas and oil exploration and production company; Director of National Fuel Gas Company, a publicly traded energy company that engages in the production, gathering, transportation, distribution, and marketing of natural gas; Senior Advisor to the energy private equity firm First Reserve; member of the Finance Committee of the Children's Hospital of Colorado; member of the Investment Committee of the Board of The Denver Foundation; and previously a Director of publicly traded companies Buckeye Partners LP, UNS Energy Corporation, CVR Energy Company, and SM Energy Corporation.	
Katinka Domotorffy Born 1975 Trustee since 2012	Voting member of the Investment Committees of the Anne Ray Foundation and Margaret A. Cargill Foundation, part of the Margaret A. Cargill Philanthropies.	Director of the Great Lakes Science Center and of College Now Greater Cleveland.	
Catharine Bond Hill Born 1954 Trustee since 2017	Managing Director of Ithaka S+R, a not-for-profit service that helps the academic community navigate economic and technological change. From 2006 to 2016, Dr. Hill served as the 10th president of Vassar College.	Director of Yale-NUS College and Trustee of Yale University.	
Kenneth R. Leibler Born 1949 Trustee since 2006 Vice Chair from 2016 to 2018, Chair since 2018	Vice Chair Emeritus of the Board of Trustees of Beth Israel Deaconess Hospital in Boston. Member of the Investment Committee of the Boston Arts Academy Foundation.	Director of Eversource Corporation, which operates New England's largest energy delivery system; previously the Chairman of the Boston Options Exchange, an electronic marketplace for the trading of listed derivatives securities; previously the Chairman and Chief Executive Officer of the Boston Stock Exchange; and previously the President and Chief Operating Officer of the American Stock Exchange.	
Jennifer Williams Murphy* Born 1964 Trustee since 2022	Chief Executive Officer and Founder of Runa Digital Assets, LLC, an institutional investment advisory firm specializing in active management of digital assets. Until 2021, Chief Operating Officer of Western Asset Management, LLC, a global investment adviser, and Chief Executive Officer and President of Western Asset Mortgage Capital Corporation, a mortgage finance real estate investment trust.	Previously, a Director of Western Asset Mortgage Capital Corporation.	
Marie Pillai Born 1954 Trustee since 2022	Senior Advisor, Hunter Street Partners, LP, an asset-oriented private investment firm; Specialty Leader and Member of the Curriculum Committee of the Center for Board Certified Fiduciaries, a public benefit corporation providing coursework for developing fiduciaries. Until 2019, Vice President, Chief Investment Officer, and Treasurer of General Mills, Inc., a global food company.	Member of the Investment Committee of the Bush Foundation, a nonprofit organization supporting community problem-solving in Minnesota, North Dakota, and South Dakota; Member of the Finance Council and Corporate Board of the Archdiocese of Saint Paul and Minneapolis; Director of Choice Bank, a private, community bank based in North Dakota; and previously a Board Member of Catholic Charities of St. Paul and Minneapolis; former Director of the Catholic Community Foundation of Minnesota; and former Investment Advisory Board Member of the University of Minnesota.	
George Putnam III Born 1951 Trustee since 1984	Chairman of New Generation Research, Inc., a publisher of financial advisory and other research services, and President of New Generation Advisors, LLC, a registered investment adviser to private funds.	Director of The Boston Family Office, LLC, a registered investment adviser; a Director of the Gloucester Marine Genomics Institute; a Trustee of the Lowell Observatory Foundation; and previously a Trustee of the Marine Biological Laboratory.

Putnam VT Income Fund	35

*Ms. Murphy is the founder, controlling member, and Chief Executive Officer of Runa Digital Assets, LLC (“RDA”), the investment manager of Runa Digital Partners, LP (“RDP”), a private investment fund. Ms. Murphy also holds a controlling interest in RDP’s general partner and is a limited partner in RDP. A subsidiary of Franklin Templeton and certain individuals employed by Franklin Templeton or its affiliates have made passive investments as limited partners in RDP (one of whom serves on the advisory board for RDA, which has no governance or oversight authority over RDA), representing in the aggregate approximately 33% of RDP as of October 31, 2023. In addition, if certain conditions are met, Franklin Templeton will be entitled to receive a portion of any incentive compensation allocable to RDP’s general partner. For so long as Franklin Templeton maintains its investment in RDP, Ms. Murphy also has agreed upon request to advise and consult with Franklin Templeton and its affiliates on the market for digital assets. Ms. Murphy provides similar service to other limited partners in RDP that request her advice. Ms. Murphy also is entitled to receive deferred cash compensation in connection with her prior employment by an affiliate of Franklin Templeton, which employment ended at the end of 2021. With regard to Ms. Murphy, the relationships described above may give rise to a potential conflict of interest with respect to the Funds.

†Mr. Reynolds is an “interested person” (as defined in the Investment Company Act of 1940) of the fund and Putnam Management. He is President of your fund and each of the other Putnam funds and holds direct beneficial interest in shares of Franklin Templeton, of which Putnam Management is an indirect wholly-owned subsidiary.

‡Ms. Trust is an “interested person” (as defined in the Investment Company Act of 1940) of the fund and Putnam Management by virtue of her positions with certain affiliates of Putnam Management.

The address of each Trustee is 100 Federal Street, Boston, MA 02110.

As of December 31, 2023, there were 105 funds in the Putnam family of funds, including 89 mutual funds, 4 closed-end funds, and 12 exchange-traded funds. Each Trustee serves as Trustee of the 105 funds in the Putnam family of funds. Ms. Trust also serves as Trustee of 127 other funds that are advised by one or more affiliates of Putnam Management.

Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 75, removal, or death.

36	Putnam VT Income Fund

Officers

In addition to Robert L. Reynolds, the other officers of the fund are shown below:

Kevin R. Blatchford (Born 1967)	Kelley Hunt (Born 1984)	Denere P. Poulack (Born 1968)
Vice President and Assistant Treasurer	AML Compliance Officer	Assistant Vice President, Assistant Clerk,
Since 2023	Since 2023	and Assistant Treasurer
Director, Financial Reporting, Putnam Holdings	Manager, U.S. Financial Crime Compliance,	Since 2004
Franklin Templeton
James F. Clark (Born 1974)		Janet C. Smith (Born 1965)
Vice President and Chief Compliance Officer	Martin Lemaire (Born 1984)	Vice President, Principal Financial
Since 2016	Vice President and Derivatives Risk Manager	Officer, Principal Accounting Officer,
Chief Compliance Officer, Putnam Management	Since 2022	and Assistant Treasurer
and Putnam Holdings	Risk Manager and Risk Analyst,	Since 2007
	Putnam Management	Head of Fund Administration Services, Putnam
Michael J. Higgins (Born 1976)		Holdings and Putnam Management
Vice President, Treasurer, and Clerk	Alan G. McCormack (Born 1964)
Since 2010	Vice President and Derivatives Risk Manager	Stephen J. Tate (Born 1974)
	Since 2022	Vice President and Chief Legal Officer
Jonathan S. Horwitz (Born 1955)	Head of Quantitative Equities and Risk,	Since 2021
Executive Vice President, Principal Executive	Putnam Management	General Counsel, Putnam Holdings, Putnam
Officer, and Compliance Liaison		Management, and Putnam Retail Management
Since 2004

The principal occupations of the officers for the past five years have been with the employers as shown above, although in some cases they have held different positions with such employers. The address of each officer, other than Ms. Hunt, is 100 Federal Street, Boston, MA 02110. Ms. Hunt’s address is 100 Fountain Parkway, St. Petersburg, FL 33716.

Putnam VT Income Fund	37

Other important information

Proxy voting

The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfoliosecurities during the 12-month period ended June 30, 2023, are available in the Individual Investors section of putnam.com and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT from the SEC’s website at www.sec.gov.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investments	Kenneth R. Leibler, Chair
100 Federal Street	Mailing address:	Barbara M. Baumann, Vice Chair
Boston, MA 02110	P.O. Box 219697	Liaquat Ahamed
	Kansas City, MO 64121-9697	Katinka Domotorffy
Investment Sub-Advisor	1-800-225-1581	Catharine Bond Hill
Putnam Investments Limited		Jennifer Williams Murphy
16 St James’s Street	Custodian	Marie Pillai
London, England SW1A 1ER	State Street Bank and Trust Company	George Putnam III
Robert L. Reynolds
Marketing Services	Legal Counsel	Manoj P. Singh
Putnam Retail Management	Ropes & Gray LLP	Mona K. Sutphen
Limited Partnership		Jane E. Trust
100 Federal Street	Independent Registered
Boston, MA 02110	Public Accounting Firm
PricewaterhouseCoopers LLP

The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

This report has been prepared for the shareholders
of Putnam VT Income Fund.	ANVT89 335888 2/24

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund’s investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In connection with the acquisition of Putnam Investments by Franklin Templeton, the Putnam Investments Code of Ethics was amended effective January 1, 2024 to reflect revised compliance processes, including: (i) Compliance with the Putnam Investments Code of Ethics will be viewed as compliance with the Franklin Templeton Code for certain Putnam employees who are dual-hatted in Franklin Templeton advisory entities (ii) Certain Franklin Templeton employees are required to hold shares of Putnam mutual funds at Putnam Investor Services, Inc. and (iii) Certain provisions of the Putnam Investments Code of Ethics are amended that are no longer needed due to organizational changes.

Item 3. Audit Committee Financial Expert:

The Funds’ Audit, Compliance and Risk Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each member of the Audit, Compliance and Risk Committee also possesses a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualifies him or her for service on the Committee. In addition, the Trustees have determined that each of Dr. Hill, Ms. Murphy and Mr. Singh qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education.The SEC has stated, and the funds’ amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Risk Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:

Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

December 31, 2023	$117,403	$ —	$9,640	$ —
December 31, 2022	$104,983	$ —	$12,418	$ —

For the fiscal years ended December31, 2023 and December 31, 2022, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $369,772 and $254,429 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund’s last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2–01 of Regulation S-X.

Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees

December 31, 2023	$ —	$360,132	$ —	$ —
December 31, 2022	$ —	$242,011	$ —	$ —

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Management Investment Companies:

Not Applicable

Item 13. Recovery of Erroneously Awarded Compensation.

(a) No

(b) No

Item 14. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable

(a)(3) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: February 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: February 27, 2024

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: February 27, 2024